UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07972
Exact name of registrant as specified in charter:	Delaware Group® Adviser Funds
Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103
Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103
Registrant’s telephone number, including area code:	(800) 523-1918
Date of fiscal year end:	October 31
Date of reporting period:	July 31, 2018

Item 1. Schedule of Investments.

Schedule of investments
Delaware Diversified Income Fund	July 31, 2018 (Unaudited)

	Principal amount°	Value (US $)
Agency Asset-Backed Securities – 0.02%
Fannie Mae Grantor Trust
Series 2003-T4 2A5 4.715% 9/26/33 ●	592,516	$654,675
Fannie Mae REMIC Trust
Series 2001-W2 AS5 6.473% 10/25/31 ϕ	145	151
Series 2002-W11 AV1 2.404% (LIBOR01M + 0.34%,
Floor 0.17%) 11/25/32 ●	3,169	3,102
Total Agency Asset-Backed Securities (cost $573,883)		657,928

Agency Collateralized Mortgage Obligations – 9.71%
Fannie Mae Connecticut Avenue Securities
Series 2016-C03 1M1 4.064% (LIBOR01M + 2.00%)
10/25/28 ●	2,928,559	2,967,480
Series 2016-C04 1M1 3.514% (LIBOR01M + 1.45%)
1/25/29 ●	1,792,371	1,805,569
Series 2017-C01 1M1 3.364% (LIBOR01M + 1.30%)
7/25/29 ●	1,752,803	1,765,787
Series 2017-C04 2M2 4.914% (LIBOR01M + 2.85%)
11/25/29 ●	1,860,000	1,954,023
Series 2018-C01 1M2 4.314% (LIBOR01M + 2.25%,
Floor 2.25%) 7/25/30 ●	2,915,000	2,956,406
Series 2018-C02 2M2 4.264% (LIBOR01M + 2.20%,
Floor 2.20%) 8/25/30 ●	2,620,000	2,633,005
Series 2018-C03 1M2 4.214% (LIBOR01M + 2.15%,
Floor 2.15%) 10/25/30 ●	2,355,000	2,358,593
Series 2018-C05 1M2 4.432% (LIBOR01M + 2.35%,
Floor 2.35%) 1/25/31 ●	2,280,000	2,293,799
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 ●	8,282	8,902
Series 2002-T1 A2 7.00% 11/25/31	681,040	771,654
Series 2002-T4 A3 7.50% 12/25/41	88,560	99,654
Series 2002-T19 A1 6.50% 7/25/42	76,742	85,948
Series 2004-T1 1A2 6.50% 1/25/44	31,995	35,413
Fannie Mae Interest Strip
Series 413 167 4.50% 7/25/42 Σ●	159,936	41,724
Series 417 C24 3.50% 12/25/42 Σ	286,011	53,194
Series 418 C12 3.00% 8/25/33 Σ	9,539,564	1,246,599
Series 419 C2 3.00% 5/25/29 Σ	9,064,012	836,015
Series 419 C3 3.00% 11/25/43 Σ	2,232,195	439,364
Fannie Mae REMIC Trust
Series 2002-W1 2A 7.50% 2/25/42 ●	450,109	486,016
Series 2002-W6 2A 7.50% 6/25/42 ●	19,485	21,024
Series 2003-W1 2A 5.938% 12/25/42 ●	10,968	11,879
Series 2004-W11 1A2 6.50% 5/25/44	214,876	236,970

NQ-189 [7/18] 9/18 (596751)     1

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2002-63 EZ 6.00% 10/25/32	29,199	$31,806
Series 2002-84 DZ 5.50% 12/25/32	579,495	622,145
Series 2002-90 A1 6.50% 6/25/42	710	791
Series 2003-11 BY 5.50% 2/25/33	20,348	22,079
Series 2003-78 B 5.00% 8/25/23	64,165	66,430
Series 2008-15 SB 4.536% (6.60% minus LIBOR01M,
Cap 6.60%) 8/25/36 Σ●	611,694	100,680
Series 2009-11 MP 7.00% 3/25/49	2,486	2,776
Series 2010-41 PN 4.50% 4/25/40	33,000	34,066
Series 2010-96 DC 4.00% 9/25/25	4,933,378	5,200,853
Series 2011-101 EI 3.50% 10/25/26 Σ	18,952	1,802
Series 2012-19 HB 4.00% 1/25/42	470,323	471,805
Series 2012-19 NI 3.50% 10/25/31 Σ	2,449,603	328,165
Series 2012-60 KI 3.00% 9/25/26 Σ	100,717	6,068
Series 2012-98 DI 3.50% 9/25/27 Σ	5,234,875	538,751
Series 2012-98 IY 3.00% 9/25/27 Σ	3,354,050	301,634
Series 2012-98 MI 3.00% 8/25/31 Σ	6,033,855	677,523
Series 2012-99 AI 3.50% 5/25/39 Σ	2,763,477	284,339
Series 2012-115 MI 3.50% 3/25/42 Σ	1,075,194	133,032
Series 2012-118 AI 3.50% 11/25/37 Σ	195,234	21,422
Series 2012-120 CI 3.50% 12/25/31 Σ	448,145	45,401
Series 2012-120 WI 3.00% 11/25/27 Σ	4,824,960	462,987
Series 2012-121 ID 3.00% 11/25/27 Σ	195,715	18,633
Series 2012-122 SD 4.036% (6.10% minus LIBOR01M,
Cap 6.10%) 11/25/42 Σ●	9,859,761	1,635,253
Series 2012-125 MI 3.50% 11/25/42 Σ	51,356	11,295
Series 2012-128 IC 3.00% 11/25/32 Σ	8,282,295	1,077,724
Series 2012-137 AI 3.00% 12/25/27 Σ	2,087,928	187,837
Series 2012-137 WI 3.50% 12/25/32 Σ	1,468,257	243,512
Series 2012-139 NS 4.636% (6.70% minus LIBOR01M,
Cap 6.70%) 12/25/42 Σ●	6,393,520	1,406,062
Series 2012-144 EI 3.00% 1/25/28 Σ	2,698,312	234,240
Series 2012-144 PI 3.50% 6/25/42 Σ	1,574,600	210,581
Series 2012-146 IO 3.50% 1/25/43 Σ	7,312,963	1,481,533
Series 2012-149 IC 3.50% 1/25/28 Σ	5,295,183	559,045
Series 2012-150 KC 2.50% 1/25/43	596,432	565,686
Series 2013-1 YI 3.00% 2/25/33 Σ	6,693,719	891,207
Series 2013-2 DA 2.00% 11/25/42	832	722
Series 2013-2 LZ 3.00% 2/25/43	855,522	777,827
Series 2013-7 EI 3.00% 10/25/40 Σ	3,628,627	490,392
Series 2013-7 GP 2.50% 2/25/43	2,000	1,757
Series 2013-20 IH 3.00% 3/25/33 Σ	2,026,531	287,290

2     NQ-189 [7/18] 9/18 (596751)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2013-23 IL 3.00% 3/25/33 Σ	1,830,827	$256,753
Series 2013-26 ID 3.00% 4/25/33 Σ	8,475,443	1,201,516
Series 2013-31 MI 3.00% 4/25/33 Σ	2,913,621	415,634
Series 2013-35 IB 3.00% 4/25/33 Σ	4,760,710	624,620
Series 2013-35 IG 3.00% 4/25/28 Σ	3,535,346	320,387
Series 2013-38 AI 3.00% 4/25/33 Σ	8,411,838	1,143,869
Series 2013-41 HI 3.00% 2/25/33 Σ	5,955,728	655,396
Series 2013-43 IX 4.00% 5/25/43 Σ	19,783,124	4,859,408
Series 2013-44 DI 3.00% 5/25/33 Σ	24,671,614	3,519,934
Series 2013-44 Z 3.00% 5/25/43	146,558	132,033
Series 2013-45 PI 3.00% 5/25/33 Σ	2,372,551	336,342
Series 2013-51 PI 3.00% 11/25/32 Σ	531,147	62,106
Series 2013-55 AI 3.00% 6/25/33 Σ	7,893,671	1,133,597
Series 2013-59 PY 2.50% 6/25/43	524,000	459,386
Series 2013-60 CI 3.00% 6/25/31 Σ	1,924,830	177,617
Series 2013-62 PY 2.50% 6/25/43	117,000	101,154
Series 2013-64 KI 3.00% 2/25/33 Σ	133,168	17,831
Series 2013-69 IJ 3.00% 7/25/33 Σ	2,660,474	374,285
Series 2013-71 ZA 3.50% 7/25/43	10,750	10,539
Series 2013-72 ZL 3.50% 7/25/43	152,849	143,487
Series 2013-73 KE 3.00% 7/25/43	251,000	234,140
Series 2013-75 JI 3.00% 9/25/32 Σ	571,754	70,063
Series 2013-83 LI 2.50% 8/25/28 Σ	344,998	29,507
Series 2013-92 SA 3.886% (5.95% minus LIBOR01M,
Cap 5.95%) 9/25/43 Σ●	8,755,604	1,573,033
Series 2013-101 HS 4.436% (6.50% minus LIBOR01M,
Cap 6.50%) 10/25/43 Σ●	2,715,314	587,468
Series 2013-103 SK 3.856% (5.92% minus LIBOR01M,
Cap 5.92%) 10/25/43 Σ●	7,820,859	1,436,777
Series 2014-5 JL 4.00% 2/25/44	78,000	81,291
Series 2014-21 ID 3.50% 6/25/33 Σ	77,437	11,232
Series 2014-25 DI 3.50% 8/25/32 Σ	134,621	16,343
Series 2014-36 ZE 3.00% 6/25/44	4,662,179	4,168,309
Series 2014-46 IK 3.00% 9/25/40 Σ	442,420	51,007
Series 2014-63 KI 3.50% 11/25/33 Σ	1,282,648	163,522
Series 2014-64 IT 3.50% 6/25/41 Σ	473,956	50,061
Series 2014-68 BS 4.086% (6.15% minus LIBOR01M,
Cap 6.15%) 11/25/44 Σ●	6,373,092	1,193,529
Series 2014-72 ZJ 3.00% 11/25/44	443,198	416,679
Series 2014-77 AI 3.00% 10/25/40 Σ	318,418	36,716
Series 2014-85 IB 3.00% 12/25/44 Σ	1,208,097	230,595
Series 2014-90 SA 4.086% (6.15% minus LIBOR01M,
Cap 6.15%) 1/25/45 Σ●	30,832,006	5,550,214

NQ-189 [7/18] 9/18 (596751)     3

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2014-94 AI 3.00% 10/25/32 Σ	586,535	$56,031
Series 2015-27 SA 4.386% (6.45% minus LIBOR01M,
Cap 6.45%) 5/25/45 Σ●	2,394,917	471,452
Series 2015-31 ZD 3.00% 5/25/45	709,867	602,597
Series 2015-34 OK 1.845% 3/25/44 Ω	2,280,667	1,839,852
Series 2015-40 GZ 3.50% 5/25/45	2,092,618	1,998,730
Series 2015-43 PZ 3.50% 6/25/45	2,189,885	2,090,480
Series 2015-44 Z 3.00% 9/25/43	9,437,688	8,841,935
Series 2015-45 AI 3.00% 1/25/33 Σ	54,521	6,212
Series 2015-53 KB 3.00% 1/25/45	31,000	28,877
Series 2015-56 MI 3.50% 10/25/41 Σ	2,100,807	330,804
Series 2015-57 LI 3.50% 8/25/35 Σ	7,145,951	1,144,641
Series 2015-59 CI 3.50% 8/25/30 Σ	2,699,074	260,918
Series 2015-66 KI 3.00% 9/25/45 Σ	1,931,835	330,410
Series 2015-71 PI 4.00% 3/25/43 Σ	558,903	95,225
Series 2015-89 AZ 3.50% 12/25/45	1,569,680	1,503,926
Series 2015-90 AZ 3.00% 6/25/41	603,339	542,111
Series 2015-95 SH 3.936% (6.00% minus LIBOR01M,
Cap 6.00%) 1/25/46 Σ●	5,788,722	1,039,731
Series 2016-2 HI 3.00% 12/25/41 Σ	66,293	9,649
Series 2016-6 AI 3.50% 4/25/34 Σ	4,529,397	573,626
Series 2016-17 BI 4.00% 2/25/43 Σ	228,430	37,396
Series 2016-23 AI 3.50% 2/25/41 Σ	1,960,004	239,509
Series 2016-33 DI 3.50% 6/25/36 Σ	9,232,744	1,386,067
Series 2016-33 EL 3.00% 6/25/46	432,000	386,270
Series 2016-36 SB 3.936% (6.00% minus LIBOR01M,
Cap 6.00%) 3/25/43 Σ●	3,020,040	394,844
Series 2016-40 IO 3.50% 7/25/36 Σ	1,214,815	202,420
Series 2016-40 ZC 3.00% 7/25/46	1,857,398	1,664,806
Series 2016-55 SK 3.936% (6.00% minus LIBOR01M,
Cap 6.00%) 8/25/46 Σ●	4,912,868	941,600
Series 2016-61 ML 3.00% 9/25/46	2,000	1,838
Series 2016-62 SA 3.936% (6.00% minus LIBOR01M,
Cap 6.00%) 9/25/46 Σ●	9,669,413	1,922,946
Series 2016-64 CI 3.50% 7/25/43 Σ	4,425,763	611,574
Series 2016-71 PI 3.00% 10/25/46 Σ	2,812,812	429,159
Series 2016-72 AZ 3.00% 10/25/46	42,259	38,026
Series 2016-72 PZ 3.00% 10/25/46	35,920	30,651
Series 2016-74 GS 3.936% (6.00% minus LIBOR01M,
Cap 6.00%) 10/25/46 Σ●	6,776,978	1,457,221
Series 2016-77 SA 3.936% (6.00% minus LIBOR01M,
Cap 6.00%) 10/25/46 Σ●	536,707	102,745
Series 2016-79 AZ 3.00% 11/25/46	2,571,354	2,321,669

4     NQ-189 [7/18] 9/18 (596751)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2016-79 JS 3.986% (6.05% minus LIBOR01M,
Cap 6.05%) 11/25/46 Σ●	12,071,968	$2,451,470
Series 2016-80 BZ 3.00% 11/25/46	55,853	47,753
Series 2016-80 CZ 3.00% 11/25/46	48,476	41,407
Series 2016-80 JZ 3.00% 11/25/46	5,269	4,664
Series 2016-83 PI 3.50% 7/25/45 Σ	503,181	86,564
Series 2016-85 SA 3.936% (6.00% minus LIBOR01M,
Cap 6.00%) 11/25/46 Σ●	9,845,322	1,978,719
Series 2016-90 CI 3.00% 2/25/45 Σ	958,613	122,117
Series 2016-95 IO 3.00% 12/25/46 Σ	469,092	85,351
Series 2016-95 LZ 2.50% 12/25/46	881,269	738,757
Series 2016-95 US 3.936% (6.00% minus LIBOR01M,
Cap 6.00%) 12/25/46 Σ●	442,679	79,759
Series 2016-99 DI 3.50% 1/25/46 Σ	2,798,899	531,177
Series 2016-101 ZP 3.50% 1/25/47	3,171	2,988
Series 2016-105 SA 3.936% (6.00% minus LIBOR01M,
Cap 6.00%) 1/25/47 Σ●	6,093,754	1,182,064
Series 2017-4 BI 3.50% 5/25/41 Σ	2,704,234	428,235
Series 2017-6 NI 3.50% 3/25/46 Σ	561,934	106,335
Series 2017-8 BZ 3.00% 2/25/47	5,208,926	4,530,943
Series 2017-8 SG 3.936% (6.00% minus LIBOR01M,
Cap 6.00%) 2/25/47 Σ●	8,008,944	1,516,379
Series 2017-10 LZ 3.00% 3/25/47	35,474	30,118
Series 2017-11 EI 3.00% 3/25/42 Σ	8,179,272	1,231,453
Series 2017-15 NZ 3.50% 3/25/47	546,394	527,145
Series 2017-16 SM 3.986% (6.05% minus LIBOR01M,
Cap 6.05%) 3/25/47 Σ●	10,136,526	1,933,511
Series 2017-16 WI 3.00% 1/25/45 Σ	2,237,642	342,873
Series 2017-16 YT 3.00% 7/25/46	1,329,000	1,278,410
Series 2017-19 MD 3.00% 1/25/47	43,000	38,215
Series 2017-21 ZD 3.50% 4/25/47	2,274,560	2,162,911
Series 2017-25 BL 3.00% 4/25/47	726,000	674,044
Series 2017-26 VZ 3.00% 4/25/47	4,124,527	3,609,445
Series 2017-27 EM 3.00% 4/25/47	5,000	4,595
Series 2017-28 Z 3.50% 4/25/47	306,977	284,076
Series 2017-39 CY 3.50% 5/25/47	4,511,523	4,416,767
Series 2017-40 GZ 3.50% 5/25/47	1,613,991	1,556,515
Series 2017-45 JZ 3.00% 6/25/47	546,783	468,307
Series 2017-45 ZK 3.50% 6/25/47	1,171,819	1,108,295
Series 2017-46 BI 3.00% 4/25/47 Σ	407,005	68,069
Series 2017-46 VG 3.50% 4/25/38	928,000	910,019
Series 2017-55 HY 3.00% 7/25/47	112,000	102,593
Series 2017-59 KI 3.00% 3/25/47 Σ	550,336	99,308

NQ-189 [7/18] 9/18 (596751)     5

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2017-61 SB 4.086% (6.15% minus LIBOR01M,
Cap 6.15%) 8/25/47 Σ●	13,102,644	$2,566,397
Series 2017-61 TB 3.00% 8/25/44	1,232,000	1,143,410
Series 2017-66 QY 3.00% 9/25/43	3,000	2,840
Series 2017-67 BZ 3.00% 9/25/47	1,028	885
Series 2017-69 SG 4.086% (6.15% minus LIBOR01M,
Cap 6.15%) 9/25/47 Σ●	6,504,900	1,258,517
Series 2017-77 HZ 3.50% 10/25/47	2,173,385	2,095,809
Series 2017-88 EI 3.00% 11/25/47 Σ	5,124,761	1,000,280
Series 2017-88 IE 3.00% 11/25/47 Σ	3,775,505	732,541
Series 2017-94 CZ 3.50% 11/25/47	1,349,069	1,290,243
Series 2017-96 EZ 3.50% 12/25/47	2,374,689	2,283,067
Series 2017-99 DZ 3.50% 12/25/47	22,519	21,119
Series 2017-99 IE 3.00% 12/25/47 Σ	3,926,033	808,126
Series 2018-8 MU 3.00% 2/25/48	3,748,000	3,410,307
Series 2018-15 GZ 3.00% 3/25/48	31,389	28,698
Series 2018-21 IO 3.00% 4/25/48 Σ	9,599,492	1,911,216
Series 2018-53 Z 3.50% 7/25/48	35,102	32,124
Freddie Mac REMICs
Series 2708 ZD 5.50% 11/15/33	240,459	261,345
Series 2981 NE 5.00% 5/15/35	41,002	43,804
Series 3139 HC 6.00% 4/15/36	58,274	64,502
Series 3139 ZT 5.50% 4/15/36	88,577	97,410
Series 3351 ZC 5.50% 7/15/37	366,096	395,946
Series 3574 D 5.00% 9/15/39	3,343	3,563
Series 3578 EO 0.477% 5/15/37 Ω	466,255	422,944
Series 3656 PM 5.00% 4/15/40	444,749	473,086
Series 3939 EI 3.00% 3/15/26 Σ	471,902	25,790
Series 4015 MY 3.50% 3/15/42	25,000	24,596
Series 4050 EI 4.00% 2/15/39 Σ	4,496,794	479,512
Series 4065 DE 3.00% 6/15/32	1,631,000	1,575,193
Series 4072 BI 3.50% 7/15/27 Σ	938,765	99,787
Series 4076 QB 1.75% 11/15/41	457,209	423,118
Series 4088 PI 3.00% 12/15/40 Σ	40,997	5,338
Series 4097 VY 1.50% 8/15/42	341,521	283,765
Series 4100 EI 3.00% 8/15/27 Σ	3,842,583	348,722
Series 4101 WI 3.50% 8/15/32 Σ	2,409,166	423,160
Series 4109 AI 3.00% 7/15/31 Σ	11,409,917	1,408,991
Series 4120 IK 3.00% 10/15/32 Σ	10,241,569	1,466,581
Series 4120 MI 3.00% 10/15/32 Σ	1,445,221	212,828
Series 4122 LI 3.00% 10/15/27 Σ	4,708,456	456,194
Series 4135 AI 3.50% 11/15/42 Σ	4,492,012	952,381

6     NQ-189 [7/18] 9/18 (596751)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 4136 EZ 3.00% 11/15/42	2,618,281	$2,452,511
Series 4139 IP 3.50% 4/15/42 Σ	1,565,685	204,169
Series 4142 HA 2.50% 12/15/32	819,606	794,680
Series 4142 IO 3.00% 12/15/27 Σ	2,837,139	255,282
Series 4146 AI 3.00% 12/15/27 Σ	3,271,798	282,566
Series 4146 IA 3.50% 12/15/32 Σ	5,201,836	817,168
Series 4150 IO 3.50% 1/15/43 Σ	6,181,764	1,278,513
Series 4150 PQ 2.50% 1/15/43	165,663	146,416
Series 4150 UI 3.50% 8/15/32 Σ	7,154,488	791,333
Series 4152 GW 2.50% 1/15/43	1,000	874
Series 4153 IB 2.50% 1/15/28 Σ	2,551,547	199,884
Series 4156 AI 3.00% 10/15/31 Σ	2,501,975	278,161
Series 4158 ZT 3.00% 1/15/43	244,591	219,955
Series 4159 KS 4.078% (6.15% minus LIBOR01M, Cap
6.15%) 1/15/43 Σ●	4,738,278	921,677
Series 4161 IM 3.50% 2/15/43 Σ	1,436,254	328,026
Series 4171 MN 3.00% 2/15/43	739,000	682,865
Series 4171 Z 3.00% 2/15/43	1,141,982	1,043,228
Series 4180 ZB 3.00% 3/15/43	712,222	670,780
Series 4181 DI 2.50% 3/15/33 Σ	3,160,233	388,926
Series 4184 GS 4.048% (6.12% minus LIBOR01M, Cap
6.12%) 3/15/43 Σ●	5,248,576	996,581
Series 4185 LI 3.00% 3/15/33 Σ	6,302,253	914,432
Series 4186 IB 3.00% 3/15/33 Σ	3,895,835	509,472
Series 4186 IE 3.00% 3/15/33 Σ	366,519	52,117
Series 4188 JI 3.00% 4/15/33 Σ	5,502,026	638,012
Series 4191 CI 3.00% 4/15/33 Σ	2,534,765	360,868
Series 4197 LZ 4.00% 4/15/43	3,700	3,807
Series 4205 AI 2.50% 5/15/28 Σ	997,538	86,524
Series 4206 DZ 3.00% 5/15/33	481,118	463,319
Series 4210 Z 3.00% 5/15/43	36,583	32,793
Series 4216 KI 3.50% 6/15/28 Σ	5,245,164	524,699
Series 4217 HI 2.50% 6/15/28 Σ	1,013,600	85,069
Series 4223 HI 3.00% 4/15/30 Σ	2,620,627	207,312
Series 4226 GZ 3.00% 7/15/43	542,475	492,888
Series 4251 KI 2.50% 4/15/28 Σ	315,011	14,080
Series 4278 HI 4.00% 12/15/28 Σ	305,582	31,494
Series 4342 CI 3.00% 11/15/33 Σ	1,900,203	233,813
Series 4356 GZ 2.00% 1/15/43	150,321	121,793
Series 4366 DI 3.50% 5/15/33 Σ	59,370	8,207
Series 4389 ZC 3.00% 9/15/44	900,451	866,903
Series 4391 GZ 2.50% 12/15/40	111,412	102,215

NQ-189 [7/18] 9/18 (596751)     7

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 4403 CZ 3.00% 10/15/44	128,912	$114,978
Series 4433 DI 3.00% 8/15/32 Σ	170,042	17,023
Series 4435 DY 3.00% 2/15/35	6,643,571	6,289,327
Series 4453 DI 3.50% 11/15/33 Σ	2,231,204	305,876
Series 4457 KZ 3.00% 4/15/45	26,455	23,542
Series 4464 DA 2.50% 1/15/43	2,421,480	2,182,125
Series 4476 GI 3.00% 6/15/41 Σ	60,788	7,776
Series 4479 TI 4.00% 7/15/34 Σ	1,030,514	170,955
Series 4487 ZC 3.50% 6/15/45	82,420	76,966
Series 4494 SA 4.108% (6.18% minus LIBOR01M, Cap
6.18%) 7/15/45 Σ●	1,335,064	249,776
Series 4504 IO 3.50% 5/15/42 Σ	2,129,717	250,342
Series 4518 CI 3.50% 6/15/42 Σ	823,453	106,031
Series 4520 AI 3.50% 10/15/35 Σ	1,366,138	271,510
Series 4527 CI 3.50% 2/15/44 Σ	6,043,501	1,078,180
Series 4531 PZ 3.50% 11/15/45	252,466	237,317
Series 4567 LI 4.00% 8/15/45 Σ	401,791	79,129
Series 4574 AI 3.00% 4/15/31 Σ	5,661,766	713,238
Series 4580 MI 3.50% 2/15/43 Σ	262,066	40,262
Series 4581 LI 3.00% 5/15/36 Σ	2,273,837	316,061
Series 4592 WT 5.50% 6/15/46	73,809	80,195
Series 4594 SG 3.928% (6.00% minus LIBOR01M, Cap
6.00%) 6/15/46 Σ●	14,403,113	3,028,253
Series 4596 ZH 3.00% 11/15/45	2,730,215	2,500,048
Series 4601 IN 3.50% 7/15/46 Σ	22,220,503	4,994,814
Series 4609 QZ 3.00% 8/15/46	2,080,741	1,802,827
Series 4610 IB 3.00% 6/15/41 Σ	18,792,338	2,341,352
Series 4614 HB 2.50% 9/15/46	2,852,000	2,507,023
Series 4615 GW 2.50% 4/15/41	1,000	894
Series 4618 SA 3.928% (6.00% minus LIBOR01M, Cap
6.00%) 9/15/46 Σ●	5,683,335	1,239,338
Series 4623 LZ 2.50% 10/15/46	2,586,388	2,120,853
Series 4623 MS 3.928% (6.00% minus LIBOR01M, Cap
6.00%) 10/15/46 Σ●	2,177,727	451,350
Series 4623 MW 2.50% 10/15/46	2,955,000	2,619,889
Series 4623 WI 4.00% 8/15/44 Σ	86,610	15,220
Series 4625 PZ 3.00% 6/15/46	1,516,466	1,352,614
Series 4627 PI 3.50% 5/15/44 Σ	7,459,406	1,093,592
Series 4629 KB 3.00% 11/15/46	40,000	36,858
Series 4631 GS 3.928% (6.00% minus LIBOR01M, Cap
6.00%) 11/15/46 Σ●	9,814,561	1,753,026
Series 4631 LJ 3.00% 3/15/41	776,000	738,770
Series 4636 NZ 3.00% 12/15/46	3,240,125	2,890,312

8     NQ-189 [7/18] 9/18 (596751)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 4636 ZN 3.00% 12/15/46	35,652	$30,414
Series 4643 QI 3.50% 9/15/45 Σ	90,839	15,775
Series 4644 GI 3.50% 5/15/40 Σ	3,426,824	492,266
Series 4648 MZ 3.00% 6/15/46	760,420	685,816
Series 4648 ND 3.00% 9/15/46	432,000	394,662
Series 4648 SA 3.928% (6.00% minus LIBOR01M, Cap
6.00%) 1/15/47 Σ●	7,394,781	1,535,966
Series 4650 JE 3.00% 7/15/46	524,000	476,206
Series 4655 WI 3.50% 8/15/43 Σ	3,502,420	606,581
Series 4657 JZ 3.50% 2/15/47	820,641	746,380
Series 4657 NW 3.00% 4/15/45	682,000	649,948
Series 4657 PS 3.928% (6.00% minus LIBOR01M, Cap
6.00%) 2/15/47 Σ●	7,687,336	1,471,131
Series 4660 GI 3.00% 8/15/43 Σ	2,379,045	389,153
Series 4663 AI 3.00% 3/15/42 Σ	5,285,860	754,333
Series 4663 HZ 3.50% 3/15/47	736,534	707,716
Series 4664 ZC 3.00% 9/15/45	544,317	471,415
Series 4665 NI 3.50% 7/15/41 Σ	14,208,615	1,886,708
Series 4667 CI 3.50% 7/15/40 Σ	294,065	34,370
Series 4667 LI 3.50% 10/15/43 Σ	1,620,466	279,517
Series 4669 QI 3.50% 6/15/41 Σ	934,713	154,325
Series 4669 QW 3.00% 9/15/44	193,000	180,018
Series 4673 WI 3.50% 9/15/43 Σ	3,579,624	572,078
Series 4674 GI 3.50% 10/15/40 Σ	246,517	28,352
Series 4676 KZ 2.50% 7/15/45	1,614,882	1,334,083
Series 4690 WI 3.50% 12/15/43 Σ	4,688,001	762,611
Series 4691 LI 3.50% 1/15/41 Σ	3,194,845	481,445
Series 4693 EI 3.50% 8/15/42 Σ	2,335,216	363,434
Series 4700 WI 3.50% 1/15/44 Σ	3,970,090	669,823
Series 4703 CI 3.50% 7/15/42 Σ	7,052,553	963,005
Series 4791 AZ 3.50% 12/15/47	850,398	831,414
Freddie Mac Strips
Series 267 S5 3.928% (6.00% minus LIBOR01M, Cap
6.00%) 8/15/42 Σ●	6,433,438	1,109,268
Series 284 S6 4.028% (6.10% minus LIBOR01M, Cap
6.10%) 10/15/42 Σ●	5,404,031	1,003,689
Series 299 S1 3.928% (6.00% minus LIBOR01M, Cap
6.00%) 1/15/43 Σ●	5,058,373	818,756
Series 303 151 4.275% 12/15/42 Σ●	753,562	179,815
Series 304 C38 3.50% 12/15/27 Σ	3,155,491	283,023
Series 319 S2 3.928% (6.00% minus LIBOR01M, Cap
6.00%) 11/15/43 Σ●	2,967,292	544,772

NQ-189 [7/18] 9/18 (596751)     9

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2015-DNA3 M2 4.914% (LIBOR01M + 2.85%)
4/25/28 ●	2,035,623	$2,108,950
Series 2015-HQA1 M2 4.714% (LIBOR01M + 2.65%)
3/25/28 ●	1,066,532	1,085,332
Series 2016-DNA3 M2 4.064% (LIBOR01M + 2.00%)
12/25/28 ●	1,362,979	1,382,465
Series 2016-DNA4 M2 3.364% (LIBOR01M + 1.30%,
Floor 1.30%) 3/25/29 ●	1,225,000	1,237,363
Series 2016-HQA2 M2 4.314% (LIBOR01M + 2.25%)
11/25/28 ●	1,475,247	1,508,898
Series 2017-DNA1 M2 5.314% (LIBOR01M + 3.25%,
Floor 3.25%) 7/25/29 ●	4,500,000	4,893,833
Series 2017-DNA3 M2 4.564% (LIBOR01M + 2.50%)
3/25/30 ●	1,420,000	1,475,373
Series 2017-HQA3 M2 4.414% (LIBOR01M + 2.35%)
4/25/30 ●	3,480,000	3,570,165
Series 2018-DNA1 M2 3.864% (LIBOR01M + 1.80%)
7/25/30 ●	4,400,000	4,362,897
Series 2018-HQA1 M2 4.364% (LIBOR01M + 2.30%)
9/25/30 ●	4,410,000	4,423,284
Freddie Mac Structured Pass Through Certificates
Series T-42 A5 7.50% 2/25/42 ◆	61,015	69,444
Series T-54 2A 6.50% 2/25/43 ◆	18,095	20,362
Series T-58 2A 6.50% 9/25/43 ◆	378,696	425,560
GNMA
Series 2010-113 KE 4.50% 9/20/40	182,239	191,975
Series 2011-157 SG 4.514% (6.60% minus LIBOR01M,
Cap 6.60%) 12/20/41 Σ●	4,061,905	799,901
Series 2012-61 PI 3.00% 4/20/39 Σ	237,816	18,049
Series 2012-108 PB 2.75% 9/16/42	1,000	908
Series 2012-136 MX 2.00% 11/20/42	1,210,000	1,035,220
Series 2012-145 PY 2.00% 12/20/42	1,923,000	1,647,987
Series 2013-88 LZ 2.50% 6/16/43	15,895	13,667
Series 2013-113 AZ 3.00% 8/20/43	4,959,322	4,421,280
Series 2013-113 LY 3.00% 5/20/43	862,000	833,442
Series 2013-182 CZ 2.50% 12/20/43	1,606,783	1,422,810
Series 2014-12 ZB 3.00% 1/16/44	2,289	2,074
Series 2015-44 AI 3.00% 8/20/41 Σ	283,081	29,090
Series 2015-64 GZ 2.00% 5/20/45	3,096,902	2,361,153
Series 2015-76 MZ 3.00% 5/20/45	1,883,492	1,781,213
Series 2015-111 IH 3.50% 8/20/45 Σ	6,704,313	966,209
Series 2015-127 LM 3.00% 9/20/45	514,000	470,393
Series 2015-133 AL 3.00% 5/20/45	9,661,978	9,082,025

10     NQ-189 [7/18] 9/18 (596751)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2015-139 EY 2.50% 9/16/45	1,548,000	$1,382,901
Series 2015-142 AI 4.00% 2/20/44 Σ	1,430,543	196,470
Series 2015-157 HZ 3.00% 10/20/45	514,309	447,535
Series 2015-185 PZ 3.00% 12/20/45	1,131,260	1,071,124
Series 2016-5 GL 3.00% 7/20/45	296,000	279,051
Series 2016-32 MS 3.964% (6.05% minus LIBOR01M,
Cap 6.05%) 3/20/46 Σ●	281,757	50,234
Series 2016-46 DZ 3.00% 4/20/46	447,151	385,143
Series 2016-49 PZ 3.00% 11/16/45	336,968	293,734
Series 2016-74 PL 3.00% 5/20/46	1,227,000	1,143,038
Series 2016-75 JI 3.00% 9/20/43 Σ	17,550,678	2,653,011
Series 2016-80 JZ 3.00% 6/20/46	370,415	318,232
Series 2016-83 MB 3.00% 10/20/45	45,000	42,669
Series 2016-89 QS 3.964% (6.05% minus LIBOR01M,
Cap 6.05%) 7/20/46 Σ●	4,619,854	947,857
Series 2016-101 QL 3.00% 7/20/46	117,000	109,494
Series 2016-103 DY 2.50% 8/20/46	124,000	105,880
Series 2016-108 YL 3.00% 8/20/46	1,395,000	1,317,781
Series 2016-111 PB 2.50% 8/20/46	2,739,000	2,385,506
Series 2016-115 SA 4.014% (6.10% minus LIBOR01M,
Cap 6.10%) 8/20/46 Σ●	12,796,704	2,396,714
Series 2016-118 DI 3.50% 3/20/43 Σ	10,257,159	1,448,615
Series 2016-118 ES 4.014% (6.10% minus LIBOR01M,
Cap 6.10%) 9/20/46 Σ●	5,518,348	1,119,863
Series 2016-120 IA 3.00% 2/20/46 Σ	376,231	58,199
Series 2016-120 MW 2.00% 9/20/46	1,614,000	1,315,355
Series 2016-120 NS 4.014% (6.10% minus LIBOR01M,
Cap 6.10%) 9/20/46 Σ●	10,765,297	2,123,887
Series 2016-121 JS 4.014% (6.10% minus LIBOR01M,
Cap 6.10%) 9/20/46 Σ●	7,923,069	1,522,247
Series 2016-126 NS 4.014% (6.10% minus LIBOR01M,
Cap 6.10%) 9/20/46 Σ●	5,217,105	1,029,170
Series 2016-134 MW 3.00% 10/20/46	567,000	547,866
Series 2016-134 MZ 3.00% 10/20/46	3,319,576	3,017,761
Series 2016-135 JI 3.00% 7/20/46 Σ	3,385,501	557,582
Series 2016-135 Z 3.00% 10/20/46	2,108	1,874
Series 2016-146 KS 4.014% (6.10% minus LIBOR01M,
Cap 6.10%) 10/20/46 Σ●	3,023,208	616,726
Series 2016-147 ST 3.964% (6.05% minus LIBOR01M,
Cap 6.05%) 10/20/46 Σ●	7,128,487	1,404,397
Series 2016-149 GI 4.00% 11/20/46 Σ	5,293,682	1,212,307
Series 2016-156 PB 2.00% 11/20/46	1,707,124	1,337,985
Series 2016-159 MI 3.00% 3/20/46 Σ	463,836	72,163

NQ-189 [7/18] 9/18 (596751)     11

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2016-160 GI 3.50% 11/20/46 Σ	6,315,386	$1,493,995
Series 2016-160 VZ 2.50% 11/20/46	847,554	678,980
Series 2016-163 MI 3.50% 11/20/46 Σ	4,490,369	595,154
Series 2016-163 XI 3.00% 10/20/46 Σ	7,176,933	1,021,275
Series 2016-170 MZ 3.00% 12/20/46	34,603	30,370
Series 2016-171 IO 3.00% 7/20/44 Σ	10,181,724	1,315,971
Series 2016-171 IP 3.00% 3/20/46 Σ	6,491,112	1,044,404
Series 2017-4 BW 3.00% 1/20/47	499,000	471,781
Series 2017-10 IB 4.00% 1/20/47 Σ	5,913,546	1,319,239
Series 2017-10 KZ 3.00% 1/20/47	777,155	701,570
Series 2017-17 BZ 3.00% 2/20/47	1,092,399	1,012,596
Series 2017-18 GM 2.50% 2/20/47	797,000	711,110
Series 2017-18 QS 4.028% (6.10% minus LIBOR01M,
Cap 6.10%) 2/16/47 Σ●	6,036,530	1,072,856
Series 2017-25 CZ 3.50% 2/20/47	2,216,734	2,168,269
Series 2017-25 WZ 3.00% 2/20/47	3,378,402	3,135,967
Series 2017-26 SA 4.014% (6.10% minus LIBOR01M,
Cap 6.10%) 2/20/47 Σ●	5,876,572	1,032,909
Series 2017-33 PZ 3.00% 2/20/47	1,398,103	1,329,351
Series 2017-34 AZ 3.00% 1/20/47	86,383	76,031
Series 2017-34 DY 3.50% 3/20/47	1,103,995	1,098,229
Series 2017-36 ZB 3.00% 3/20/47	1,040,759	895,340
Series 2017-36 ZC 3.00% 3/20/47	6,245	5,385
Series 2017-45 JZ 3.50% 3/20/47	33,526	32,735
Series 2017-52 GH 3.00% 4/20/47	405,000	377,956
Series 2017-52 LE 3.00% 1/16/47	19,000	17,389
Series 2017-56 JZ 3.00% 4/20/47	65,404	58,174
Series 2017-56 QS 4.064% (6.15% minus LIBOR01M,
Cap 6.15%) 4/20/47 Σ●	7,748,997	1,412,903
Series 2017-56 QW 3.00% 12/20/46	470,000	440,170
Series 2017-68 SB 4.064% (6.15% minus LIBOR01M,
Cap 6.15%) 5/20/47 Σ●	11,592,424	1,955,325
Series 2017-80 AS 4.114% (6.20% minus LIBOR01M,
Cap 6.20%) 5/20/47 Σ●	8,698,377	1,622,980
Series 2017-91 SM 4.114% (6.20% minus LIBOR01M,
Cap 6.20%) 6/20/47 Σ●	5,299,132	1,010,775
Series 2017-101 AI 4.00% 7/20/47 Σ	3,709,808	734,715
Series 2017-101 HD 3.00% 1/20/47	3,000	2,803
Series 2017-101 KS 4.114% (6.20% minus LIBOR01M,
Cap 6.20%) 7/20/47 Σ●	6,024,080	1,111,669
Series 2017-101 ND 3.00% 1/20/47	3,000	2,834
Series 2017-101 SK 4.114% (6.20% minus LIBOR01M,
Cap 6.20%) 7/20/47 Σ●	15,097,285	2,784,744

12     NQ-189 [7/18] 9/18 (596751)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2017-101 TI 4.00% 3/20/44 Σ	5,638,380	$927,277
Series 2017-107 QZ 3.00% 8/20/45	1,015,213	880,222
Series 2017-107 T 3.00% 1/20/47	2,696,000	2,597,005
Series 2017-113 LB 3.00% 7/20/47	2,620,000	2,423,260
Series 2017-114 IK 4.00% 10/20/44 Σ	8,247,062	1,796,924
Series 2017-116 ZL 3.00% 6/20/47	2,006,220	1,753,472
Series 2017-117 C 3.00% 8/20/47	37,000	33,720
Series 2017-117 SD 4.114% (6.20% minus LIBOR01M,
Cap 6.20%) 8/20/47 Σ●	5,098,003	975,265
Series 2017-120 QS 4.114% (6.20% minus LIBOR01M,
Cap 6.20%) 8/20/47 Σ●	6,494,511	1,277,729
Series 2017-121 CW 3.00% 8/20/47	2,000	1,824
Series 2017-121 IL 3.00% 2/20/42 Σ	301,479	46,863
Series 2017-130 YJ 2.50% 8/20/47	1,210,000	1,073,615
Series 2017-134 KI 4.00% 5/20/44 Σ	4,415,175	775,392
Series 2017-134 VD 3.00% 4/20/38	135,000	130,214
Series 2017-137 CZ 3.00% 9/20/47	7,317,446	6,459,935
Series 2017-137 IO 3.00% 6/20/45 Σ	8,266,622	1,384,564
Series 2017-144 EI 3.00% 12/20/44 Σ	7,726,855	1,242,590
Series 2017-144 MZ 2.50% 9/20/47	2,042	1,682
Series 2017-156 LP 2.50% 10/20/47	694,000	594,333
Series 2017-163 HS 4.114% (6.20% minus LIBOR01M,
Cap 6.20%) 11/20/47 Σ●	12,624,226	2,246,595
Series 2017-170 SQ 4.114% (6.20% minus LIBOR01M,
Cap 6.20%) 11/20/47 Σ●	18,948,243	2,899,089
Series 2017-174 HI 3.00% 7/20/45 Σ	6,932,155	1,174,402
Series 2017-184 AL 3.00% 6/20/47	1,437,000	1,408,659
Series 2018-1 ST 4.114% (6.20% minus LIBOR01M,
Cap 6.20%) 1/20/48 Σ●	11,306,841	2,250,402
Series 2018-8 VZ 3.00% 3/20/47	1,888,075	1,837,752
Series 2018-11 AI 3.00% 1/20/46 Σ	4,645,402	828,820
Series 2018-13 PZ 3.00% 1/20/48	933,459	857,637
Series 2018-14 ZE 3.50% 1/20/48	513,902	497,421
Series 2018-18 BZ 3.50% 2/20/48	34,499	33,057
Series 2018-18 CZ 3.00% 2/20/48	4,347,944	3,750,441
Series 2018-22 LZ 3.00% 2/20/48	632,852	549,411
Series 2018-24 HZ 3.00% 2/20/48	477,930	428,565
Series 2018-34 TY 3.50% 3/20/48	827,000	788,319
Series 2018-37 SA 4.114% (6.20% minus LIBOR01M,
Cap 6.20%) 3/20/48 Σ●	3,838,753	734,120
Series 2018-46 AS 4.114% (6.20% minus LIBOR01M,
Cap 6.20%) 3/20/48 Σ●	13,454,840	2,728,908

NQ-189 [7/18] 9/18 (596751)     13

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2018-63 BZ 3.00% 4/20/48	2,049,293	$1,807,746
Total Agency Collateralized Mortgage Obligations (cost $439,451,330)		422,678,182

Agency Commercial Mortgage-Backed Securities – 1.52%
Freddie Mac Multifamily Structured Pass Through
Certificates
Series K058 A2 2.653% 8/25/26 ◆	3,000,000	2,844,246
Series K061 A2 3.347% 11/25/26 ◆ ●	6,910,000	6,863,683
Series X3FX A2FX 3.00% 6/25/27 ◆	4,515,000	4,343,296
FREMF Mortgage Trust
Series 2010-K8 B 144A 5.278% 9/25/43 #●	4,520,000	4,676,001
Series 2011-K14 B 144A 5.18% 2/25/47 #●	3,345,000	3,499,096
Series 2011-K15 B 144A 4.948% 8/25/44 #●	485,000	503,825
Series 2011-K704 B 144A 4.418% 10/25/30 #●	1,580,000	1,577,584
Series 2012-K22 B 144A 3.686% 8/25/45 #●	4,410,000	4,397,213
Series 2012-K23 B 144A 3.656% 10/25/45 #●	7,400,000	7,372,928
Series 2013-K25 C 144A 3.619% 11/25/45 #●	2,800,000	2,755,472
Series 2013-K28 C 144A 3.49% 6/25/46 #●	450,000	442,290
Series 2013-K33 B 144A 3.50% 8/25/46 #●	4,295,000	4,233,496
Series 2013-K33 C 144A 3.50% 8/25/46 #●	450,000	440,574
Series 2013-K712 B 144A 3.36% 5/25/45 #●	2,280,000	2,282,120
Series 2013-K713 B 144A 3.154% 4/25/46 #●	1,355,000	1,352,022
Series 2013-K713 C 144A 3.154% 4/25/46 #●	4,425,000	4,396,741
Series 2014-K717 B 144A 3.628% 11/25/47 #●	1,925,000	1,929,276
Series 2014-K717 C 144A 3.628% 11/25/47 #●	650,000	644,317
Series 2015-K49 B 144A 3.721% 10/25/48 #●	3,660,000	3,566,589
Series 2015-K721 C 144A 3.565% 11/25/47 #●	2,225,000	2,128,737
Series 2016-K53 B 144A 4.019% 3/25/49 #●	1,465,000	1,449,337
Series 2016-K722 B 144A 3.835% 7/25/49 #●	2,175,000	2,148,102
Series 2016-K723 B 144A 3.58% 11/25/23 #●	2,600,000	2,506,798
Total Agency Commercial Mortgage-Backed Securities (cost $67,400,787)		66,353,743

Agency Mortgage-Backed Securities – 3.61%
Fannie Mae ARM
2.53% (LIBOR12M + 1.608%, Cap 7.53%) 12/1/46 ●	6,878,664	6,693,167
Fannie Mae S.F. 30 yr
4.50% 4/1/39	538,155	563,778
4.50% 8/1/40	732,037	764,209
4.50% 10/1/43	2,539,529	2,661,527
4.50% 12/1/43	349,241	365,865
4.50% 10/1/44	1,037,563	1,086,968
4.50% 2/1/46	58,367	61,172

14     NQ-189 [7/18] 9/18 (596751)

	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
4.50% 5/1/46	3,488,189	$3,633,075
5.00% 7/1/47	149,331	159,276
5.50% 1/1/34	2,065	2,250
5.50% 4/1/35	1,389	1,506
5.50% 3/1/38	383,735	416,628
5.50% 12/1/39	879,684	951,775
5.50% 7/1/40	1,317,725	1,426,853
5.50% 6/1/41	3,609,017	3,935,484
5.50% 9/1/41	2,043,739	2,255,581
5.50% 5/1/44	38,551,018	41,783,225
6.00% 6/1/36	26,255	29,007
6.00% 9/1/36	618,859	688,859
6.00% 12/1/36	133,087	145,537
6.00% 6/1/37	69,892	76,941
6.00% 7/1/37	54,954	60,011
6.00% 3/1/38	3,653	4,013
6.00% 6/1/38	195,154	213,549
6.00% 10/1/38	541,962	594,149
6.00% 11/1/38	336,447	369,559
6.00% 12/1/38	173,002	189,616
6.00% 9/1/39	67,690	75,109
6.00% 10/1/39	5,316,687	5,835,715
6.00% 11/1/40	203,410	223,435
6.00% 7/1/41	7,902,775	8,667,673
Fannie Mae S.F. 30 yr TBA
6.00% 7/1/48	7,200,082	7,927,137
Freddie Mac ARM
3.114% (LIBOR12M + 1.62%, Cap 8.114%) 3/1/46 ●	3,082,790	3,063,563
Freddie Mac S.F. 30 yr
4.50% 4/1/39	311,268	324,458
4.50% 8/1/44	1,200,442	1,255,238
4.50% 11/1/45	2,357,120	2,447,553
5.00% 12/1/41	1,697,368	1,815,800
5.00% 4/1/44	1,963,516	2,097,492
5.00% 12/1/44	2,369,162	2,532,007
5.50% 3/1/34	160,147	173,368
5.50% 12/1/34	150,259	162,646
5.50% 12/1/35	166,154	179,754
5.50% 9/1/37	192,933	207,783
5.50% 4/1/38	626,048	674,169
5.50% 1/1/39	648,306	701,761
5.50% 6/1/39	136,764	147,276

NQ-189 [7/18] 9/18 (596751)     15

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
5.50% 6/1/41	10,811,103	$11,726,182
5.50% 9/1/41	3,101,186	3,377,983
6.00% 5/1/35	2,534	2,775
6.00% 2/1/36	979,254	1,072,574
6.00% 3/1/36	544,469	598,417
6.00% 9/1/37	324,659	355,625
6.00% 8/1/38	1,747,283	1,918,569
6.00% 5/1/40	8,051,838	8,858,831
6.00% 7/1/40	2,889,729	3,163,631
GNMA I S.F. 30 yr
5.50% 2/15/41	1,065,055	1,144,963
GNMA II S.F. 30 yr
5.00% 7/20/48	7,960,000	8,370,989
5.50% 5/20/37	818,711	870,092
6.00% 2/20/39	757,095	811,839
6.00% 10/20/39	2,737,816	2,934,245
6.00% 2/20/40	3,134,858	3,396,522
6.00% 4/20/46	966,999	1,053,681
6.50% 6/20/39	4,603	5,064
Total Agency Mortgage-Backed Securities (cost $161,667,581)		157,307,499

Collateralized Debt Obligations – 5.00%
AMMC CLO 21
Series 2017-21A A 144A 3.599% (LIBOR03M + 1.25%)
11/2/30 #●	2,750,000	2,767,047
AMMC CLO 22
Series 2018-22A A 144A 3.365% (LIBOR03M + 1.03%,
Floor 1.03%) 4/25/31 #●	4,400,000	4,374,366
Apex Credit CLO
Series 2018-1A A2 144A 3.365% (LIBOR03M + 1.03%)
4/25/31 #●	11,200,000	11,134,648
Atlas Senior Loan Fund X
Series 2018-10A A 144A 3.429% (LIBOR03M + 1.09%)
1/15/31 #●	5,900,000	5,891,935
Battalion CLO XII
Series 2018-12A A1 144A 3.40% (LIBOR03M + 1.07%,
Floor 1.07%) 5/17/31 #●	4,400,000	4,377,375
Benefit Street Partners CLO II
Series 2013-IIA A1R 144A 3.589% (LIBOR03M + 1.25%)
7/15/29 #●	4,000,000	4,003,592
Benefit Street Partners CLO IV
Series 2014-IVA A1R 144A 3.838% (LIBOR03M +
1.49%) 1/20/29 #●	14,000,000	14,032,508

16     NQ-189 [7/18] 9/18 (596751)

	Principal amount°	Value (US $)
Collateralized Debt Obligations (continued)
Black Diamond CLO
Series 2015-1A A2R 144A 3.386% (LIBOR03M + 1.05%,
Floor 1.05%) 10/3/29 #●	3,000,000	$2,999,949
Series 2017-1A A1A 144A 3.632% (LIBOR03M + 1.29%)
4/24/29 #●	4,000,000	4,011,096
Series 2017-2A A2 144A 3.124% (LIBOR03M + 1.30%,
Floor 1.30%) 1/20/32 #●	2,800,000	2,806,639
Catamaran CLO
Series 2014-1A A1BR 144A 3.737% (LIBOR03M +
1.39%) 4/22/30 #●	5,000,000	5,001,645
Cedar Funding IV CLO
Series 2014-4A AR 144A 3.577% (LIBOR03M + 1.23%)
7/23/30 #●	4,000,000	4,010,336
Cedar Funding VI CLO
Series 2016-6A A1 144A 3.818% (LIBOR03M + 1.47%)
10/20/28 #●	5,210,000	5,215,622
Cedar Funding VIII CLO
Series 2017-8A A1 144A 3.586% (LIBOR03M + 1.25%)
10/17/30 #●	5,330,000	5,334,243
CFIP CLO
Series 2017-1A A 144A 3.553% (LIBOR03M + 1.22%)
1/18/30 #●	10,800,000	10,800,702
ECP CLO
Series 2015-7A A1R 144A 3.488% (LIBOR03M + 1.14%)
4/22/30 #●	14,000,000	13,981,142
Galaxy XXI CLO
Series 2015-21A AR 144A 3.368% (LIBOR03M + 1.02%)
4/20/31 #●	5,000,000	4,993,260
GoldenTree Loan Management US CLO 1
Series 2017-1A A 144A 3.568% (LIBOR03M + 1.22%)
4/20/29 #●	5,005,000	5,019,304
Hull Street CLO
Series 2014-1A AR 144A 3.553% (LIBOR03M + 1.22%)
10/18/26 #●	3,000,000	2,998,464
Mariner CLO 5
Series 2018-5A A 144A 3.324% (LIBOR03M + 1.11%,
Floor 1.11%) 4/25/31 #●	8,000,000	7,990,984
Midocean Credit CLO IX
Series 2018-9A A1 144A 0.00% 7/20/31 #^	2,000,000	1,997,800
Midocean Credit CLO VIII
Series 2018-8A A1 144A 3.036% (LIBOR03M + 1.15%)
2/20/31 #●	5,830,000	5,826,957
MP CLO IV
Series 2013-2A ARR 144A 3.615% (LIBOR03M + 1.28%)
7/25/29 #●	7,000,000	6,999,832

NQ-189 [7/18] 9/18 (596751)     17

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Collateralized Debt Obligations (continued)
Northwoods Capital XVII
Series 2018-17A A 144A 3.308% (LIBOR03M + 1.06%,
Floor 1.06%) 4/22/31 #●	7,800,000	$7,788,815
OCP CLO
Series 2017-13A A1A 144A 3.599% (LIBOR03M +
1.26%) 7/15/30 #●	5,750,000	5,763,179
OZLM XVIII
Series 2018-18A A 144A 3.35% (LIBOR03M + 1.02%,
Floor 1.02%) 4/15/31 #●	6,250,000	6,206,613
Saranac CLO VII
Series 2014-2A A1AR 144A 3.561% (LIBOR03M +
1.23%) 11/20/29 #●	6,500,000	6,505,037
Shackleton CLO
Series 2013-3A AR 144A 3.459% (LIBOR03M + 1.12%,
Floor 1.12%) 7/15/30 #●	5,500,000	5,498,751
Sound Point CLO II
Series 2013-1A A1R 144A 3.405% (LIBOR03M + 1.07%,
Floor 1.07%) 1/26/31 #●	3,200,000	3,193,254
Sounds Point CLO IV-R
Series 2013-3RA A 144A 3.651% (LIBOR03M + 1.15%,
Floor 1.15%) 4/18/31 #●	6,000,000	5,985,330
Steele Creek CLO
Series 2017-1A A 144A 3.589% (LIBOR03M + 1.25%)
1/15/30 #●	3,000,000	3,000,600
TIAA CLO II
Series 2017-1A A 144A 3.628% (LIBOR03M + 1.28%)
4/20/29 #●	4,185,000	4,195,751
Venture 31 CLO
Series 2018-31A A1 144A 3.342% (LIBOR03M + 1.03%,
Floor 1.03%) 4/20/31 #●	7,150,000	7,095,882
Venture CDO
Series 2016-25A A1 144A 3.838% (LIBOR03M + 1.49%)
4/20/29 #●	2,085,000	2,091,247
Venture XXII CLO
Series 2015-22A AR 144A 3.419% (LIBOR03M + 1.08%)
1/15/31 #●	7,000,000	6,991,425
Venture XXIV CLO
Series 2016-24A A1D 144A 3.768% (LIBOR03M +
1.42%) 10/20/28 #●	5,335,000	5,337,219
Venture XXVIII CLO
Series 2017-28A A2 144A 3.458% (LIBOR03M + 1.11%)
7/20/30 #●	7,550,000	7,542,526
Zais CLO 6
Series 2017-1A A1 144A 3.709% (LIBOR03M + 1.37%)
7/15/29 #●	4,000,000	4,009,988
Total Collateralized Debt Obligations (cost $217,789,315)		217,775,063

18     NQ-189 [7/18] 9/18 (596751)

	Principal amount°	Value (US $)
Convertible Bonds – 2.87%
Aerojet Rocketdyne Holdings 2.25% exercise price $26.00,
maturity date 12/15/23	1,085,000	$1,544,053
BioMarin Pharmaceutical 1.50% exercise price $94.15,
maturity date 10/15/20	2,172,000	2,665,609
Blackstone Mortgage Trust 4.375% exercise price $35.67,
maturity date 5/5/22	1,102,000	1,091,880
Blackstone Mortgage Trust 4.75% exercise price $36.23,
maturity date 3/15/23	1,282,000	1,259,148
Blackstone Mortgage Trust 5.25% exercise price $27.36,
maturity date 12/1/18	3,467,000	4,177,638
Booking Holdings 0.35% exercise price $1,315.10,
maturity date 6/15/20	2,143,000	3,323,641
Cemex 3.72% exercise price $11.01, maturity date
3/15/20 *	3,743,000	3,804,067
Chart Industries 144A 1.00% exercise price $58.73,
maturity date 11/15/24 #	2,399,000	3,433,693
Cheniere Energy 4.25% exercise price $138.38, maturity
date 3/15/45	6,098,000	4,799,175
Ciena 3.75% exercise price $20.17, maturity date
10/15/18	1,095,000	1,394,432
CSG Systems International 4.25% exercise price $57.12,
maturity date 3/15/36	1,905,000	2,021,434
DISH Network 2.375% exercise price $82.22, maturity
date 3/15/24	1,943,000	1,697,500
DISH Network 3.375% exercise price $65.18, maturity
date 8/15/26	4,229,000	3,852,429
Empire State Realty OP 144A 2.625% exercise price
$19.27, maturity date 8/15/19 #	2,631,000	2,658,152
GAIN Capital Holdings 144A 5.00% exercise price $8.20,
maturity date 8/15/22 #	3,400,000	3,687,334
GCI Liberty 144A 1.75% exercise price $370.52, maturity
date 9/30/46 #	3,626,000	3,807,097
Helix Energy Solutions Group 4.125% exercise price
$9.47, maturity date 9/15/23	165,000	215,880
Helix Energy Solutions Group 4.25% exercise price
$13.89, maturity date 5/1/22	3,601,000	3,989,037
Huron Consulting Group 1.25% exercise price $79.89,
maturity date 10/1/19	2,191,000	2,072,774
IAC FinanceCo. 144A 0.875% exercise price $152.18,
maturity date 10/1/22 #	2,460,000	2,782,929
Insulet 1.25% exercise price $58.37, maturity date
9/15/21 *	1,144,000	1,699,389
Insulet 144A 1.375% exercise price $93.18, maturity date
11/15/24 #	1,949,000	2,125,889

NQ-189 [7/18] 9/18 (596751)     19

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Convertible Bonds (continued)
Knowles 3.25% exercise price $18.43, maturity date
11/1/21	2,351,000	$2,748,018
Liberty Media 2.25% exercise price $35.35, maturity date
9/30/46 *	512,000	280,960
Ligand Pharmaceuticals 144A 0.75% exercise price
$248.48, maturity date 5/15/23 #	1,979,000	2,101,552
Medicines 2.75% exercise price $48.97, maturity date
7/15/23	4,386,000	4,643,458
Microchip Technology 1.625% exercise price $98.47,
maturity date 2/15/27	2,991,000	3,575,175
Neurocrine Biosciences 2.25% exercise price $75.92,
maturity date 5/15/24	1,803,000	2,646,811
New Mountain Finance 5.00% exercise price $15.80,
maturity date 6/15/19	2,076,000	2,123,653
Novellus Systems 2.625% exercise price $33.18, maturity
date 5/15/41	625,000	3,575,999
NRG Energy 144A 2.75% exercise price $47.74, maturity
date 6/1/48 #	3,499,000	3,410,836
Pacira Pharmaceuticals 2.375% exercise price $66.89,
maturity date 4/1/22	3,152,000	3,125,580
Paratek Pharmaceuticals 144A 4.75% exercise price
$15.90, maturity date 5/1/24 #	3,761,000	3,603,922
PROS Holdings 2.00% exercise price $48.63, maturity
date 6/1/47	3,711,000	3,672,035
Quotient Technology 144A 1.75% exercise price $17.36,
maturity date 12/1/22 #	2,617,000	2,828,964
RPM International 2.25% exercise price $52.12, maturity
date 12/15/20 *	1,921,000	2,456,704
Spectrum Pharmaceuticals 2.75% exercise price $10.53,
maturity date 12/15/18	469,000	961,919
Spirit Realty Capital 3.75% exercise price $11.49, maturity
date 5/15/21	1,556,000	1,560,785
Synaptics 0.50% exercise price $73.02, maturity date
6/15/22 *	2,677,000	2,654,636
Synchronoss Technologies 0.75% exercise price $53.17,
maturity date 8/15/19 *	1,481,000	1,368,708
Team 5.00% exercise price $21.70, maturity date 8/1/23	1,970,000	2,443,826
Tesla Energy Operations 1.625% exercise price $759.35,
maturity date 11/1/19	2,703,000	2,430,419
Vector Group 1.75% exercise price $22.35, maturity date
4/15/20 ●	2,295,000	2,429,893
Vector Group 2.50% exercise price $14.50, maturity date
1/15/19 ●	3,300,000	4,232,224
VEREIT 3.75% exercise price $14.99, maturity date
12/15/20 *	2,178,000	2,198,441

20     NQ-189 [7/18] 9/18 (596751)

	Principal amount°		Value (US $)
Convertible Bonds (continued)
Verint Systems 1.50% exercise price $64.46, maturity date
6/1/21		3,751,000	$3,721,836
Vishay Intertechnology 144A 2.25% exercise price $31.49,
maturity date 6/15/25 #		2,071,000	2,117,809
Total Convertible Bonds (cost $119,232,435)			125,017,343

Corporate Bonds – 37.76%
Banking – 8.28%
Akbank Turk 144A 7.20% 3/16/27 #*µ		4,060,000	3,372,723
ANZ New Zealand International 144A 2.60% 9/23/19 #		1,300,000	1,293,778
Banco de Credito e Inversiones 144A 3.50% 10/12/27 #		2,575,000	2,383,484
Banco do Brasil 144A 4.875% 4/19/23 #*		3,730,000	3,672,931
Banco Santander 3.848% 4/12/23		6,300,000	6,239,723
Banco Santander Mexico Institucion de Banca Multiple
Grupo Financiero 144A 4.125% 11/9/22 #		3,260,000	3,274,344
Bank Nederlandse Gemeenten 3.50% 7/19/27	AUD	1,736,000	1,316,881
Bank of America
3.30% 8/5/21	AUD	1,420,000	1,062,670
3.864% 7/23/24 µ		1,695,000	1,695,736
4.271% 7/23/29 µ		8,180,000	8,219,544
5.625% 7/1/20		1,405,000	1,468,187
Bank of China 144A 5.00% 11/13/24 #		3,800,000	3,913,194
Bank of Georgia 144A 6.00% 7/26/23 #		3,380,000	3,380,220
Bank of New York Mellon
2.20% 3/4/19		7,005,000	6,989,552
4.625% µψ		820,000	785,322
Barclays 8.25% µψ		7,590,000	7,743,022
BBVA Bancomer 144A 7.25% 4/22/20 #		935,000	987,594
Branch Banking & Trust 2.25% 6/1/20		1,355,000	1,331,597
Citibank 3.40% 7/23/21		2,620,000	2,618,668
Citigroup
3.219% (BBSW3M + 1.25%) 8/7/19 ●	AUD	2,308,000	1,723,273
3.75% 10/27/23	AUD	2,222,000	1,665,230
Citizens Bank 2.55% 5/13/21		1,975,000	1,924,599
Citizens Financial Group
2.375% 7/28/21		485,000	467,898
4.30% 12/3/25		4,810,000	4,769,657
Compass Bank
2.875% 6/29/22		5,190,000	5,009,754
3.875% 4/10/25		5,505,000	5,320,565
Cooperatieve Rabobank
2.50% 9/4/20	NOK	8,100,000	1,014,169
3.375% 2/2/23	NZD	1,463,000	1,005,645

NQ-189 [7/18] 9/18 (596751)     21

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°		Value (US $)
Corporate Bonds (continued)
Banking (continued)
Credit Suisse Group
144A 4.207% 6/12/24 #µ		1,160,000	$1,164,733
144A 6.25% #µψ		10,305,000	10,369,695
144A 7.50% #µψ		4,435,000	4,583,573
DBS Group Holdings 144A 4.52% 12/11/28 #µ		4,460,000	4,500,934
Fifth Third Bancorp
2.60% 6/15/22		2,260,000	2,184,242
3.95% 3/14/28		4,250,000	4,189,215
Fifth Third Bank
2.30% 3/15/19		3,935,000	3,928,202
3.85% 3/15/26		2,435,000	2,390,458
Goldman Sachs Group
3.234% (BBSW3M + 1.30%) 8/21/19 ●	AUD	2,390,000	1,785,710
3.55% 2/12/21	CAD	1,500,000	1,168,451
4.223% 5/1/29 µ		6,380,000	6,323,129
5.15% 5/22/45		1,935,000	2,011,382
5.20% 12/17/19	NZD	1,444,000	1,014,752
6.00% 6/15/20		10,020,000	10,506,077
HSBC Holdings
3.95% 5/18/24 µ		4,535,000	4,530,046
6.50% µψ		3,900,000	3,830,775
Huntington National Bank 2.50% 8/7/22		2,745,000	2,638,944
ICICI Bank 144A 4.00% 3/18/26 #		5,100,000	4,805,220
JPMorgan Chase & Co.
3.50% 12/18/26	GBP	986,000	1,397,421
3.797% 7/23/24 µ		4,200,000	4,199,479
4.203% 7/23/29 µ		6,195,000	6,213,376
6.75% *µψ		4,475,000	4,894,531
KeyBank
2.30% 9/14/22		3,505,000	3,345,523
6.95% 2/1/28		17,740,000	21,092,736
Landwirtschaftliche Rentenbank 5.375% 4/23/24	NZD	2,457,000	1,868,753
Lloyds Banking Group 7.50% µψ		3,420,000	3,539,700
Morgan Stanley
3.125% 8/5/21	CAD	999,000	770,240
3.737% 4/24/24 µ		10,750,000	10,690,959
5.00% 9/30/21	AUD	1,489,000	1,170,292
5.00% 11/24/25		8,020,000	8,348,933
5.50% 1/26/20		3,645,000	3,767,020
Nationwide Building Society
144A 4.125% 10/18/32 #µ		7,950,000	7,405,167
144A 4.363% 8/1/24 #µ		550,000	551,959

22     NQ-189 [7/18] 9/18 (596751)

	Principal amount°		Value (US $)
Corporate Bonds (continued)
Banking (continued)
Nederlandse Waterschapsbank 144A 2.361% (LIBOR03M
+ 0.02%) 3/15/19 #●		1,145,000	$1,145,166
PNC Bank
2.70% 11/1/22		725,000	697,995
3.50% 6/8/23		4,365,000	4,374,497
PNC Financial Services Group 5.00% µψ		5,800,000	5,771,000
Popular 7.00% 7/1/19		3,170,000	3,239,740
Regions Financial 2.75% 8/14/22		2,140,000	2,063,064
Royal Bank of Scotland Group
3.875% 9/12/23		1,720,000	1,687,117
4.519% 6/25/24 µ		1,295,000	1,299,176
8.625% µψ		8,640,000	9,345,024
Santander UK 144A 5.00% 11/7/23 #		9,890,000	10,056,014
SunTrust Banks
2.45% 8/1/22		3,070,000	2,951,294
2.70% 1/27/22		5,605,000	5,451,477
3.00% 2/2/23		2,050,000	2,004,547
3.30% 5/15/26		2,845,000	2,683,252
Swiss Insured Brazil Power Finance 144A 9.85%
7/16/32 #	BRL	17,800,000	4,612,075
Turkiye Garanti Bankasi
144A 5.25% 9/13/22 #*		610,000	572,299
144A 6.25% 4/20/21 #		3,965,000	3,916,706
Turkiye Is Bankasi 144A 7.00% 6/29/28 #µ		3,690,000	2,857,783
UBS Group Funding Switzerland
144A 4.125% 9/24/25 #		5,345,000	5,352,164
6.875% µψ		5,250,000	5,429,988
US Bancorp
3.10% 4/27/26		7,010,000	6,629,551
3.15% 4/27/27		2,610,000	2,499,807
US Bank 3.40% 7/24/23 *		2,655,000	2,643,963
USB Capital IX 3.50% (LIBOR03M + 1.02%) ψ●		27,182,000	24,367,304
Wells Fargo & Co.
3.00% 7/27/21	AUD	2,492,000	1,848,925
3.50% 9/12/29	GBP	1,700,000	2,379,174
Wells Fargo Capital X 5.95% 12/15/36		470,000	507,013
Westpac Banking 5.00% µψ		1,345,000	1,211,264
Woori Bank 144A 4.75% 4/30/24 #		3,670,000	3,645,367
Zions Bancorporation 4.50% 6/13/23		3,460,000	3,486,939
			360,561,272

NQ-189 [7/18] 9/18 (596751)     23

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry – 4.07%
Anglo American Capital
144A 4.75% 4/10/27 #	13,640,000	$13,296,457
144A 4.875% 5/14/25 #	3,515,000	3,537,598
Barrick North America Finance 5.75% 5/1/43	6,573,000	7,322,480
BHP Billiton Finance USA 144A 6.25% 10/19/75 #µ	12,410,000	13,092,550
BMC East 144A 5.50% 10/1/24 #	1,200,000	1,179,000
Boise Cascade 144A 5.625% 9/1/24 #	2,025,000	2,040,309
Braskem Netherlands Finance
144A 3.50% 1/10/23 #	610,000	586,369
144A 4.50% 1/10/28 #	4,220,000	4,060,273
Builders FirstSource 144A 5.625% 9/1/24 #	1,590,000	1,564,163
CK Hutchison International 17 144A 2.875% 4/5/22 #	4,320,000	4,192,723
CSN Resources 144A 7.625% 2/13/23 #*	3,845,000	3,643,176
Cydsa 144A 6.25% 10/4/27 #*	3,825,000	3,700,687
Dow Chemical 8.55% 5/15/19	33,171,000	34,610,618
Equate Petrochemical 144A 3.00% 3/3/22 #	3,055,000	2,947,403
First Quantum Minerals
144A 7.25% 4/1/23 #	3,845,000	3,878,644
144A 7.50% 4/1/25 #	1,495,000	1,509,950
Freeport-McMoRan
4.55% 11/14/24 *	1,515,000	1,472,391
6.875% 2/15/23	1,985,000	2,133,875
Georgia-Pacific 8.00% 1/15/24	15,521,000	18,695,897
Hudbay Minerals
144A 7.25% 1/15/23 #	30,000	31,013
144A 7.625% 1/15/25 #	1,590,000	1,651,613
Israel Chemicals 144A 6.375% 5/31/38 #	4,620,000	4,622,888
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	800,000	884,000
Mexichem 144A 5.50% 1/15/48 #	4,225,000	3,971,077
NOVA Chemicals
144A 5.00% 5/1/25 #	1,055,000	1,007,525
144A 5.25% 6/1/27 #	860,000	807,101
Novelis 144A 6.25% 8/15/24 #	883,000	887,415
Novolipetsk Steel Via Steel Funding 144A 4.00%
9/21/24 #	3,360,000	3,172,260
OCP
144A 4.50% 10/22/25 #	3,665,000	3,599,012
144A 6.875% 4/25/44 #*	2,310,000	2,561,187
Olin 5.125% 9/15/27	1,725,000	1,694,813
Petkim Petrokimya Holding 144A 5.875% 1/26/23 #	3,150,000	2,833,579
Phosagro OAO Via Phosagro Bond Funding 144A 3.95%
11/3/21 #	4,650,000	4,551,350

24     NQ-189 [7/18] 9/18 (596751)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Standard Industries 144A 5.00% 2/15/27 #	2,410,000	$2,265,400
Suzano Austria 144A 7.00% 3/16/47 #	3,550,000	3,807,375
Syngenta Finance
144A 3.933% 4/23/21 #	2,540,000	2,538,253
144A 4.441% 4/24/23 #	1,560,000	1,557,368
144A 5.182% 4/24/28 #	6,570,000	6,387,465
Tronox Finance 144A 5.75% 10/1/25 #	1,390,000	1,343,087
Vedanta Resources
144A 6.125% 8/9/24 #	965,000	901,057
144A 7.125% 5/31/23 #	2,565,000	2,536,144
		177,075,545
Brokerage – 0.85%
Charles Schwab
3.25% 5/21/21	2,160,000	2,163,932
3.85% 5/21/25	2,300,000	2,325,975
5.00% µψ	1,740,000	1,679,100
E*TRADE Financial
3.80% 8/24/27	3,095,000	2,965,770
5.875% *µψ	4,760,000	4,890,900
Jefferies Group
4.15% 1/23/30	1,585,000	1,434,058
6.45% 6/8/27	3,815,000	4,111,820
6.50% 1/20/43	2,455,000	2,530,269
Lazard Group 3.75% 2/13/25	15,330,000	14,816,532
		36,918,356
Capital Goods – 1.06%
Ardagh Packaging Finance
144A 6.00% 2/15/25 #	790,000	773,213
144A 7.25% 5/15/24 #	585,000	612,056
BWAY Holding 144A 5.50% 4/15/24 #	2,165,000	2,118,994
CCL Industries 144A 3.25% 10/1/26 #	3,480,000	3,190,715
Crane 4.20% 3/15/48	2,585,000	2,456,290
Grupo Cementos de Chihuahua 144A 5.25% 6/23/24 #*	3,405,000	3,353,925
Harris 4.40% 6/15/28	2,455,000	2,491,619
L3 Technologies
3.85% 6/15/23	1,925,000	1,925,119
4.40% 6/15/28	620,000	624,915
Lennox International 3.00% 11/15/23	3,730,000	3,536,137
Martin Marietta Materials 4.25% 12/15/47	3,280,000	2,911,098
New Enterprise Stone & Lime 144A 10.125% 4/1/22 #	1,780,000	1,900,150

NQ-189 [7/18] 9/18 (596751)     25

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°		Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
Northrop Grumman
2.55% 10/15/22		6,300,000	$6,081,204
3.25% 8/1/23		2,550,000	2,523,560
Nvent Finance 144A 4.55% 4/15/28 #		10,470,000	10,283,001
TransDigm 6.375% 6/15/26		1,550,000	1,561,625
			46,343,621
Communications – 3.76%
American Tower Trust #1 144A 3.07% 3/15/23 #		10,235,000	10,029,790
AT&T
144A 4.30% 2/15/30 #		2,220,000	2,121,607
4.50% 3/9/48		5,085,000	4,490,743
5.25% 3/1/37		2,260,000	2,269,888
Bell Canada 3.35% 3/22/23	CAD	2,132,000	1,644,714
Charter Communications Operating 5.375% 4/1/38		4,095,000	4,059,963
Comcel Trust 144A 6.875% 2/6/24 #		3,805,000	3,959,045
Crown Castle International
3.80% 2/15/28		1,465,000	1,390,587
5.25% 1/15/23		4,275,000	4,488,747
Crown Castle Towers 144A 4.241% 7/15/28 #		2,090,000	2,133,806
Deutsche Telekom International Finance
144A 2.485% 9/19/23 #		4,255,000	3,998,188
144A 4.375% 6/21/28 #		11,640,000	11,730,652
6.50% 4/8/22	GBP	1,270,000	1,949,086
Digicel Group
144A 7.125% 4/1/22 #*		4,290,000	2,750,963
144A 8.25% 9/30/20 #		2,200,000	1,611,500
Discovery Communications 5.20% 9/20/47		6,835,000	6,759,309
Equinix 5.375% 5/15/27		1,680,000	1,696,800
GTP Acquisition Partners I 144A 2.35% 6/15/20 #		2,605,000	2,555,676
Level 3 Financing 5.375% 5/1/25		2,110,000	2,062,525
Myriad International Holdings 144A 4.85% 7/6/27 #		1,405,000	1,404,109
SBA Communications 4.875% 9/1/24		2,665,000	2,585,050
SBA Tower Trust 144A 2.898% 10/15/19 #		405,000	402,266
Sirius XM Radio 144A 5.375% 4/15/25 #		1,337,000	1,330,315
Sprint
7.125% 6/15/24		245,000	252,350
7.875% 9/15/23		1,294,000	1,382,963
Sprint Communications 7.00% 8/15/20		270,000	282,825
Sprint Spectrum 144A 4.738% 3/20/25 #		3,190,000	3,173,731
Telecom Italia 144A 5.303% 5/30/24 #		1,285,000	1,293,031
Telefonica Emisiones 4.895% 3/6/48		13,545,000	13,254,854
TELUS 4.60% 11/16/48		6,505,000	6,499,434

26     NQ-189 [7/18] 9/18 (596751)

	Principal amount°		Value (US $)
Corporate Bonds (continued)
Communications (continued)
Time Warner Cable 7.30% 7/1/38		9,865,000	$11,463,783
Time Warner Entertainment 8.375% 3/15/23		5,470,000	6,364,501
T-Mobile USA 6.50% 1/15/26		1,875,000	1,971,094
VEON Holdings
144A 4.95% 6/16/24 #		1,450,000	1,391,449
144A 5.95% 2/13/23 #		2,540,000	2,577,338
Verizon Communications
3.25% 2/17/26	EUR	2,606,000	3,489,006
4.125% 8/15/46		3,345,000	3,020,920
4.50% 8/17/27	AUD	2,230,000	1,682,522
4.50% 8/10/33		11,250,000	11,147,932
Viacom 4.375% 3/15/43		6,660,000	5,860,946
Vodafone Group 3.75% 1/16/24		5,090,000	5,036,459
VTR Finance 144A 6.875% 1/15/24 #		3,950,000	4,097,730
Zayo Group
144A 5.75% 1/15/27 #		1,615,000	1,602,888
6.375% 5/15/25		520,000	540,150
			163,811,235
Consumer Cyclical – 1.28%
Alibaba Group Holding 4.00% 12/6/37		3,160,000	2,967,725
AMC Entertainment Holdings 6.125% 5/15/27 *		1,750,000	1,706,250
American Axle & Manufacturing 6.25% 3/15/26		795,000	767,175
Atento Luxco 1 144A 6.125% 8/10/22 #		3,430,000	3,389,697
Boyd Gaming 6.375% 4/1/26		1,325,000	1,358,125
Daimler 2.75% 12/10/18	NOK	14,510,000	1,791,451
Daimler Finance North America 144A 3.35% 2/22/23 #		2,905,000	2,850,514
Dollar Tree
3.70% 5/15/23		4,440,000	4,403,299
4.00% 5/15/25		3,960,000	3,926,298
Ford Motor Credit 4.14% 2/15/23		3,105,000	3,090,525
General Motors 6.75% 4/1/46		1,230,000	1,366,069
General Motors Financial
4.35% 4/9/25		4,745,000	4,691,891
5.25% 3/1/26		1,245,000	1,291,227
GLP Capital 5.375% 4/15/26		1,365,000	1,390,389
JD.com 3.125% 4/29/21		3,905,000	3,809,650
KFC Holding 144A 5.25% 6/1/26 #		1,700,000	1,680,875
Live Nation Entertainment 144A 5.625% 3/15/26 #		1,005,000	1,005,000
Marriott International 4.50% 10/1/34		1,035,000	1,040,292
MGM Resorts International 5.75% 6/15/25		1,280,000	1,297,203
Penn National Gaming 144A 5.625% 1/15/27 #*		2,375,000	2,247,391
Penske Automotive Group 5.50% 5/15/26		770,000	750,750

NQ-189 [7/18] 9/18 (596751)     27

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°		Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Royal Caribbean Cruises 3.70% 3/15/28		6,840,000	$6,391,221
Scientific Games International 10.00% 12/1/22		2,395,000	2,565,644
			55,778,661
Consumer Non-Cyclical – 2.55%
Air Medical Group Holdings 144A 6.375% 5/15/23 #*		438,000	402,800
Amgen 4.00% 9/13/29	GBP	1,271,000	1,858,235
Anheuser-Busch InBev Finance 3.30% 2/1/23		2,580,000	2,562,296
BAT Capital
144A 3.222% 8/15/24 #		6,750,000	6,456,260
144A 4.54% 8/15/47 #		1,855,000	1,766,009
Bayer US Finance II
144A 4.25% 12/15/25 #		1,865,000	1,888,261
144A 4.375% 12/15/28 #		5,560,000	5,643,388
Campbell Soup 3.65% 3/15/23		6,305,000	6,190,507
Cott Holdings 144A 5.50% 4/1/25 #		1,205,000	1,162,825
CVS Health
3.70% 3/9/23		4,350,000	4,327,300
4.30% 3/25/28		15,605,000	15,576,359
ESAL 144A 6.25% 2/5/23 #*		2,180,000	2,126,154
General Mills 3.70% 10/17/23		5,410,000	5,400,752
IHS Markit 4.75% 8/1/28		1,860,000	1,854,606
JBS USA LUX
144A 5.75% 6/15/25 #		395,000	371,798
144A 6.75% 2/15/28 #		2,280,000	2,157,450
Kernel Holding 144A 8.75% 1/31/22 #		4,410,000	4,533,961
Marfrig Holdings Europe 144A 8.00% 6/8/23 #		4,535,000	4,654,044
MHP
144A 6.95% 4/3/26 #		1,660,000	1,603,919
144A 7.75% 5/10/24 #		3,030,000	3,117,719
Mylan 144A 4.55% 4/15/28 #		3,330,000	3,289,930
New York-Presbyterian Hospital 4.063% 8/1/56		3,760,000	3,666,937
Pernod Ricard 144A 4.45% 1/15/22 #		3,010,000	3,089,363
Rede D’or Finance 144A 4.95% 1/17/28 #*		4,415,000	4,048,003
Rio Energy 144A 6.875% 2/1/25 #		4,140,000	3,452,760
Teva Pharmaceutical Finance Netherlands III 6.75%
3/1/28 *		3,585,000	3,832,657
Zimmer Biomet Holdings 4.625% 11/30/19		15,621,000	15,900,147
			110,934,440
Electric – 4.50%
AES Gener 144A 8.375% 12/18/73 #*µ		3,490,000	3,629,600
Ameren Illinois 9.75% 11/15/18		16,210,000	16,532,182
American Transmission Systems 144A 5.25% 1/15/22 #		14,260,000	14,951,450

28     NQ-189 [7/18] 9/18 (596751)

	Principal amount°		Value (US $)
Corporate Bonds (continued)
Electric (continued)
Ausgrid Finance
144A 3.85% 5/1/23 #		4,440,000	$4,417,464
144A 4.35% 8/1/28 #		3,095,000	3,086,646
Avangrid 3.15% 12/1/24		6,790,000	6,494,071
Cemig Geracao e Transmissao 144A 9.25% 12/5/24 #		3,090,000	3,232,603
Cleveland Electric Illuminating 5.50% 8/15/24		290,000	316,216
CMS Energy 6.25% 2/1/20		7,695,000	8,017,433
ComEd Financing III 6.35% 3/15/33		8,344,000	8,865,500
Dominion Energy 3.625% 12/1/24		4,495,000	4,384,027
DTE Energy 3.30% 6/15/22		5,245,000	5,178,963
Emera 6.75% 6/15/76 µ		6,710,000	7,112,600
Enel 144A 8.75% 9/24/73 #µ		7,060,000	7,827,775
Enel Chile 4.875% 6/12/28		2,315,000	2,371,787
Enel Finance International 144A 3.625% 5/25/27 #		10,210,000	9,505,819
Entergy Louisiana
4.05% 9/1/23		14,030,000	14,268,495
4.95% 1/15/45		685,000	688,625
Evergy 4.85% 6/1/21		2,805,000	2,873,591
Exelon 3.497% 6/1/22		2,810,000	2,783,471
Israel Electric 144A 4.25% 8/14/28 #		3,570,000	3,497,832
Kallpa Generacion 144A 4.125% 8/16/27 #		4,195,000	3,959,031
Kansas City Power & Light 3.65% 8/15/25		7,975,000	7,865,635
Mississippi Power 3.95% 3/30/28		3,750,000	3,729,051
Narragansett Electric 144A 3.919% 8/1/28 #		3,335,000	3,358,144
National Rural Utilities Cooperative Finance
4.75% 4/30/43 µ		5,585,000	5,668,679
5.25% 4/20/46 µ		6,060,000	6,200,470
Nevada Power 2.75% 4/15/20		4,115,000	4,092,291
Newfoundland & Labrador Hydro 3.60% 12/1/45	CAD	1,500,000	1,185,736
NextEra Energy Capital Holdings 3.625% 6/15/23		4,318,000	4,285,291
NV Energy 6.25% 11/15/20		10,391,000	11,060,009
Pennsylvania Electric 5.20% 4/1/20		398,000	406,905
Perusahaan Listrik Negara
144A 4.125% 5/15/27 #		1,675,000	1,598,676
144A 5.25% 5/15/47 #*		1,995,000	1,940,093
PSEG Power 3.85% 6/1/23		4,745,000	4,731,230
Public Service Co. of Oklahoma 5.15% 12/1/19		3,340,000	3,417,493
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #*		2,505,000	2,500,241
			196,035,125

NQ-189 [7/18] 9/18 (596751)     29

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy – 4.83%
Abu Dhabi Crude Oil Pipeline
144A 3.65% 11/2/29 #*	3,105,000	$2,980,260
144A 4.60% 11/2/47 #	3,555,000	3,455,105
Alta Mesa Holdings 7.875% 12/15/24	370,000	386,650
AmeriGas Partners 5.875% 8/20/26	1,410,000	1,378,275
Andeavor Logistics 4.25% 12/1/27	8,690,000	8,575,340
Cheniere Corpus Christi Holdings 5.875% 3/31/25	1,465,000	1,547,406
Crestwood Midstream Partners 5.75% 4/1/25	1,695,000	1,718,306
Diamond Offshore Drilling 7.875% 8/15/25 *	1,380,000	1,442,100
Ecopetrol
5.875% 9/18/23	915,000	982,710
7.375% 9/18/43	2,250,000	2,579,063
Enbridge
4.00% 10/1/23	2,535,000	2,562,152
6.00% 1/15/77 µ	2,745,000	2,707,256
6.25% 3/1/78 µ	1,975,000	1,936,124
Enbridge Energy Partners
4.375% 10/15/20	845,000	858,324
5.20% 3/15/20	445,000	456,972
5.50% 9/15/40	1,315,000	1,394,625
Energy Transfer Equity 7.50% 10/15/20	1,199,000	1,282,930
Energy Transfer Partners
4.20% 9/15/23	1,040,000	1,042,722
4.95% 6/15/28	1,615,000	1,650,028
6.00% 6/15/48	4,960,000	5,204,760
6.125% 12/15/45	5,190,000	5,409,106
6.625% *µψ	5,985,000	5,696,972
Ensco 7.75% 2/1/26	1,380,000	1,343,775
Frontera Energy 144A 9.70% 6/25/23 #*	3,350,000	3,504,937
Gazprom OAO Via Gaz Capital 144A 4.95% 3/23/27 #	5,155,000	5,022,754
Genesis Energy 6.75% 8/1/22	1,685,000	1,727,125
Geopark 144A 6.50% 9/21/24 #	3,105,000	3,075,254
Gulfport Energy 6.625% 5/1/23	1,140,000	1,165,650
Infraestructura Energetica Nova 144A 4.875% 1/14/48 #	2,760,000	2,415,000
KazMunayGas National JSC 144A 6.375% 10/24/48 #	3,555,000	3,727,240
KazTransGas JSC 144A 4.375% 9/26/27 #	2,955,000	2,848,203
Laredo Petroleum 6.25% 3/15/23	1,380,000	1,393,800
Marathon Oil 5.20% 6/1/45	3,510,000	3,718,638
MPLX 4.875% 12/1/24	8,490,000	8,806,469
Murphy Oil 6.875% 8/15/24	2,350,000	2,473,375
Murphy Oil USA 6.00% 8/15/23	1,609,000	1,657,270
Nabors Industries 144A 5.75% 2/1/25 #	1,485,000	1,410,750

30     NQ-189 [7/18] 9/18 (596751)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Newfield Exploration 5.75% 1/30/22	1,260,000	$1,319,850
NiSource 144A 5.65% #µψ	3,660,000	3,646,275
Noble Energy
3.85% 1/15/28	6,110,000	5,910,868
4.95% 8/15/47	540,000	549,608
5.05% 11/15/44	1,180,000	1,197,104
NuStar Logistics 5.625% 4/28/27 *	1,385,000	1,357,300
Oasis Petroleum 144A 6.25% 5/1/26 #	1,220,000	1,227,625
Occidental Petroleum 4.20% 3/15/48	6,630,000	6,658,825
ONEOK
4.55% 7/15/28	3,245,000	3,318,792
7.50% 9/1/23	6,425,000	7,384,048
Pertamina Persero
144A 4.875% 5/3/22 #	355,000	363,380
144A 5.625% 5/20/43 #	1,980,000	1,977,375
Perusahaan Gas Negara Persero 144A 5.125% 5/16/24 #*	2,975,000	3,002,554
Petrobras Global Finance
7.25% 3/17/44	1,265,000	1,247,606
7.375% 1/17/27	2,470,000	2,571,270
Petroleos Mexicanos
6.50% 3/13/27	775,000	788,369
6.75% 9/21/47	3,140,000	2,904,500
Precision Drilling
144A 7.125% 1/15/26 #*	775,000	797,281
7.75% 12/15/23	1,125,000	1,195,313
QEP Resources 5.25% 5/1/23	2,750,000	2,722,500
Sabine Pass Liquefaction
5.625% 3/1/25	6,815,000	7,275,080
5.75% 5/15/24	3,725,000	4,011,632
5.875% 6/30/26	4,185,000	4,559,983
Sempra Energy 3.80% 2/1/38	3,205,000	2,952,913
Shell International Finance 4.375% 5/11/45	822,000	863,394
Southwestern Energy
4.10% 3/15/22 *	935,000	892,925
6.20% 1/23/25 *	465,000	459,769
Summit Midstream Holdings 5.75% 4/15/25	2,040,000	1,978,800
Targa Resources Partners 5.375% 2/1/27	1,665,000	1,652,496
Tecpetrol 144A 4.875% 12/12/22 #	6,390,000	6,030,563
Transcanada Trust 5.875% 8/15/76 *µ	2,885,000	2,906,637
Transcontinental Gas Pipe Line
144A 4.00% 3/15/28 #	1,905,000	1,880,221
144A 4.60% 3/15/48 #	2,225,000	2,194,878

NQ-189 [7/18] 9/18 (596751)     31

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Transocean 144A 9.00% 7/15/23 #	330,000	$357,225
Transocean Proteus 144A 6.25% 12/1/24 #	1,368,500	1,401,002
Transportadora de Gas del Sur 144A 6.75% 5/2/25 #*	2,850,000	2,692,395
Tullow Oil 144A 7.00% 3/1/25 #	4,595,000	4,480,125
Williams 4.55% 6/24/24	2,555,000	2,580,550
Williams Partners
3.75% 6/15/27	2,070,000	1,999,736
4.85% 3/1/48	3,760,000	3,710,593
YPF
144A 7.00% 12/15/47 #*	2,670,000	2,154,356
144A 36.75% (BADLARPP + 4.00%) 7/7/20 #●	6,260,000	3,406,942
		210,120,084
Finance Companies – 1.16%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #µ	7,385,000	7,652,706
AerCap Ireland Capital 3.65% 7/21/27	8,998,000	8,315,945
Air Lease
3.00% 9/15/23	6,125,000	5,818,339
3.625% 4/1/27	3,575,000	3,317,791
Aviation Capital Group
144A 3.50% 11/1/27 #	1,245,000	1,154,497
144A 4.875% 10/1/25 #	4,855,000	4,996,271
BOC Aviation 144A 2.375% 9/15/21 #	4,235,000	4,048,503
GE Capital International Funding Unlimited 4.418%
11/15/35	6,990,000	6,812,994
International Lease Finance 8.625% 1/15/22	3,082,000	3,519,467
Temasek Financial I 144A 2.375% 1/23/23 #	4,915,000	4,713,921
		50,350,434
Healthcare – 0.38%
DaVita 5.00% 5/1/25	1,163,000	1,099,035
Encompass Health
5.75% 11/1/24	1,707,000	1,738,102
5.75% 9/15/25	1,280,000	1,292,800
HCA
5.375% 2/1/25	2,380,000	2,415,700
7.58% 9/15/25	160,000	176,000
Hill-Rom Holdings 144A 5.75% 9/1/23 #	1,555,000	1,586,100
MPH Acquisition Holdings 144A 7.125% 6/1/24 #	1,582,000	1,641,325
Tenet Healthcare 5.125% 5/1/25	2,425,000	2,359,576
Teva Pharmaceutical Finance Netherlands III 6.00%
4/15/24	2,880,000	2,983,432
Universal Health Services 144A 5.00% 6/1/26 #	1,135,000	1,117,975
		16,410,045

32     NQ-189 [7/18] 9/18 (596751)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Insurance – 1.30%
Acrisure 144A 7.00% 11/15/25 #	2,309,000	$2,095,417
AssuredPartners 144A 7.00% 8/15/25 #	2,221,000	2,148,817
AXA Equitable Holdings
144A 4.35% 4/20/28 #	1,710,000	1,673,706
144A 5.00% 4/20/48 #	2,815,000	2,704,539
HUB International 144A 7.00% 5/1/26 #	385,000	387,406
MetLife
6.40% 12/15/36	40,000	42,600
144A 9.25% 4/8/38 #	8,985,000	12,264,525
NFP 144A 6.875% 7/15/25 #	4,553,000	4,450,557
Nuveen Finance
144A 2.95% 11/1/19 #	4,670,000	4,668,386
144A 4.125% 11/1/24 #	2,790,000	2,765,737
Prudential Financial
4.50% 11/15/20	3,385,000	3,478,254
5.375% 5/15/45 µ	4,135,000	4,160,844
USIS Merger Sub 144A 6.875% 5/1/25 #	6,305,000	6,241,950
Voya Financial 144A 4.70% 1/23/48 #µ	3,740,000	3,305,225
XLIT
4.797% (LIBOR03M + 2.46%) ψ●	2,639,000	2,606,013
5.50% 3/31/45	3,555,000	3,715,451
		56,709,427
Media – 0.36%
Altice France 144A 6.25% 5/15/24 #*	1,815,000	1,810,463
AMC Networks 4.75% 8/1/25	1,015,000	976,937
CCO Holdings 144A 5.125% 5/1/27 #	1,190,000	1,139,425
Cequel Communications Holdings I 144A 7.75%
7/15/25 #	2,000,000	2,117,500
Gray Television 144A 5.875% 7/15/26 #	1,920,000	1,881,600
Nexstar Broadcasting 144A 5.625% 8/1/24 #	790,000	780,125
Nielsen Co. Luxembourg 144A 5.00% 2/1/25 #*	905,000	837,125
Tribune Media 5.875% 7/15/22	1,080,000	1,090,800
UPCB Finance IV 144A 5.375% 1/15/25 #	2,849,000	2,784,897
Virgin Media Secured Finance 144A 5.25% 1/15/26 #	2,360,000	2,227,250
		15,646,122
Real Estate – 1.05%
Alexandria Real Estate Equities 4.70% 7/1/30	1,130,000	1,143,880
Corporate Office Properties
3.60% 5/15/23	6,545,000	6,330,367
5.25% 2/15/24	5,315,000	5,501,552
Education Realty Operating Partnership 4.60% 12/1/24	5,440,000	5,410,955
ESH Hospitality 144A 5.25% 5/1/25 #	1,110,000	1,079,475

NQ-189 [7/18] 9/18 (596751)     33

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Real Estate (continued)
Growthpoint Properties International 144A 5.872%
5/2/23 #	3,270,000	$3,385,496
Hospitality Properties Trust 4.50% 3/15/25	5,010,000	4,894,199
Host Hotels & Resorts
3.75% 10/15/23	4,180,000	4,091,109
3.875% 4/1/24	705,000	689,809
4.50% 2/1/26	1,525,000	1,521,907
Kilroy Realty 3.45% 12/15/24	3,485,000	3,341,550
Life Storage 3.50% 7/1/26	3,750,000	3,499,654
WP Carey 4.60% 4/1/24 *	4,645,000	4,692,111
		45,582,064
Services – 0.22%
Advanced Disposal Services 144A 5.625% 11/15/24 #	380,000	376,200
Avis Budget Car Rental 144A 6.375% 4/1/24 #*	1,115,000	1,109,425
Covanta Holding 5.875% 7/1/25	1,105,000	1,082,900
GEO Group
5.125% 4/1/23	860,000	841,476
5.875% 1/15/22	500,000	507,500
Herc Rentals 144A 7.75% 6/1/24 #	800,000	861,264
Iron Mountain US Holdings 144A 5.375% 6/1/26 #	1,780,000	1,702,125
KAR Auction Services 144A 5.125% 6/1/25 #	875,000	855,313
Prime Security Services Borrower 144A 9.25% 5/15/23 #	1,002,000	1,074,645
United Rentals North America 5.50% 5/15/27	1,335,000	1,326,189
		9,737,037
Technology – 1.11%
Baidu 4.375% 3/29/28	3,905,000	3,876,123
Broadcom 3.50% 1/15/28	4,470,000	4,050,947
CDK Global
4.875% 6/1/27	1,450,000	1,426,437
5.00% 10/15/24	4,350,000	4,447,875
CDW Finance 5.00% 9/1/25	1,425,000	1,417,425
CommScope Technologies 144A 5.00% 3/15/27 #	3,110,000	2,997,263
Corning 4.375% 11/15/57	1,955,000	1,728,978
Dell International
144A 6.02% 6/15/26 #	8,675,000	9,173,923
144A 8.10% 7/15/36 #	140,000	166,403
First Data 144A 5.75% 1/15/24 #	1,325,000	1,359,781
Genesys Telecommunications Laboratories 144A 10.00%
11/30/24 #	90,000	100,125
Infor US 6.50% 5/15/22	320,000	325,600
Marvell Technology Group 4.875% 6/22/28	6,285,000	6,366,976

34     NQ-189 [7/18] 9/18 (596751)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)
Microchip Technology
144A 3.922% 6/1/21 #	1,445,000	$1,448,673
144A 4.333% 6/1/23 #	1,665,000	1,671,257
MSCI 144A 5.375% 5/15/27 #	1,180,000	1,191,800
NXP 144A 4.625% 6/1/23 #	3,230,000	3,274,413
Solera 144A 10.50% 3/1/24 #	230,000	255,474
Tencent Holdings 144A 3.925% 1/19/38 #	3,270,000	3,039,038
		48,318,511
Transportation – 0.77%
Adani Abbot Point Terminal 144A 4.45% 12/15/22 #	6,770,000	6,178,654
Burlington Northern Santa Fe 4.15% 12/15/48	2,910,000	2,948,741
FedEx 4.05% 2/15/48	1,420,000	1,317,396
Norfolk Southern 3.80% 8/1/28	3,925,000	3,932,400
Penske Truck Leasing 144A 4.20% 4/1/27 #	4,020,000	3,971,063
Transnet SOC 144A 4.00% 7/26/22 #	3,370,000	3,249,337
Union Pacific 3.50% 6/8/23	3,175,000	3,178,462
United Airlines 2014-1 Class A Pass Through Trust 4.00%
4/11/26 ◆	1,907,356	1,916,864
United Airlines 2014-2 Class A Pass Through Trust 3.75%
9/3/26 ◆	1,783,170	1,774,941
United Airlines 2016-1 Class AA Pass Through Trust
3.10% 7/7/28 ◆	3,286,893	3,127,932
XPO Logistics 144A 6.125% 9/1/23 #	1,781,000	1,836,656
		33,432,446
Utilities – 0.23%
Aegea Finance 144A 5.75% 10/10/24 #*	3,570,000	3,450,405
AES Andres 144A 7.95% 5/11/26 #	4,100,000	4,284,500
Calpine
144A 5.25% 6/1/26 #	785,000	744,769
5.75% 1/15/25 *	1,515,000	1,397,587
		9,877,261
Total Corporate Bonds (cost $1,675,317,728)		1,643,641,686

Loan Agreements – 8.43%
Acrisure Tranche B 1st Lien 6.592% (LIBOR03M + 4.25%)
11/22/23 ●	3,532,206	3,544,349
Air Medical Group Holdings Tranche B 1st Lien 5.347%
(LIBOR03M + 3.25%) 4/28/22 ●	10,484	10,199
Albertson’s Tranche B4 1st Lien 4.827% (LIBOR03M +
2.75%) 8/25/21 ●	4,807,176	4,791,779
Alpha 3 Tranche B1 1st Lien 5.334% (LIBOR03M + 3.00%)
1/31/24 ●	1,748,011	1,751,288

NQ-189 [7/18] 9/18 (596751)     35

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Loan Agreements (continued)
Altice France Tranche B11 1st Lien 4.822% (LIBOR03M +
2.75%) 7/31/25 ●	4,270,938	$4,078,745
Altice France Tranche B12 1st Lien 5.077% (LIBOR03M +
3.00%) 1/31/26 ●	1,858,609	1,822,599
Altice France Tranche B13 1st Lien 6.077% (LIBOR03M +
4.00%) 1/31/26 ●	630,000	617,498
American Airlines Tranche B 1st Lien 4.072% (LIBOR03M
+ 2.00%) 12/14/23 ●	3,530,500	3,517,575
Applied Systems 2nd Lien 9.334% (LIBOR03M + 7.00%)
9/19/25 ●	3,735,000	3,863,391
Aramark Services Tranche B3 1st Lien 4.084% (LIBOR03M
+ 1.75%) 3/11/25 ●	1,865,325	1,871,738
AssuredPartners Tranche B 1st Lien 5.327% (LIBOR03M +
3.25%) 10/22/24 ●	2,789,945	2,797,210
ATI Holdings Acquisition Tranche B 1st Lien 5.578%
(LIBOR03M + 3.50%) 5/10/23 ●	2,436,698	2,454,974
Avis Budget Car Rental Tranche B 1st Lien 4.34%
(LIBOR03M + 2.00%) 2/13/25 ●	2,596,950	2,605,065
Ball Metalpack Finco Tranche B 1st Lien 6.837%
(LIBOR03M + 4.50%) 7/26/25 ●	3,300,000	3,324,767
Ball Metalpack Finco Tranche B 2nd Lien 11.087%
(LIBOR03M + 8.75%) 7/26/26 ●	1,265,000	1,249,188
Banff Merger Sub Tranche B 1st Lien 6.327% (LIBOR03M
+ 4.25%) 6/28/25 ●	3,315,000	3,317,463
Bausch Health Tranche B 1st Lien 5.092% (LIBOR03M +
3.00%) 5/30/25 ●	2,594,209	2,600,209
Blue Ribbon 1st Lien 6.334% (LIBOR03M + 4.00%)
11/13/21 ●	4,478,620	4,417,039
Bombardier Recreational Products Tranche B 1st Lien
4.08% (LIBOR03M + 2.00%) 5/23/25 ●	3,230,000	3,224,280
Builders FirstSource 1st Lien 5.334% (LIBOR03M +
3.00%) 2/29/24 ●	3,788,318	3,792,717
BWAY Holding Tranche B 1st Lien 5.581% (LIBOR03M +
3.25%) 4/3/24 ●	3,410,550	3,405,932
Casablanca US Holdings Tranche B 1st Lien 6.342%
(LIBOR03M + 4.00%) 3/1/24 ●	2,497,050	2,486,125
CH Hold 2nd Lien 9.327% (LIBOR03M + 7.25%) 2/1/25 =●	824,418	836,784
Change Healthcare Holdings Tranche B 1st Lien 5.092%
(LIBOR03M + 2.75%) 3/1/24 ●	4,859,296	4,857,780
Charter Communications Operating Tranche B 1st Lien
4.077% (LIBOR03M + 2.00%) 4/30/25 ●	2,502,425	2,506,832
Chemours Tranche B2 1st Lien 3.83% (LIBOR03M +
1.75%) 4/3/25 ●	3,933,855	3,924,021
Chesapeake Energy 1st Lien 9.577% (LIBOR03M + 7.50%)
8/23/21 ●	6,260,000	6,563,222

36     NQ-189 [7/18] 9/18 (596751)

	Principal amount°	Value (US $)
Loan Agreements (continued)
CityCenter Holdings Tranche B 1st Lien 4.327%
(LIBOR03M + 2.25%) 4/18/24 ●	4,406,008	$4,416,234
Community Health Systems Tranche H 1st Lien 5.557%
(LIBOR03M + 3.25%) 1/27/21 ●	1,020,119	1,004,908
Constellis Holdings 1st Lien 7.334% (LIBOR03M + 5.00%)
4/21/24 ●	925,845	932,017
Constellis Holdings 2nd Lien 11.334% (LIBOR03M +
9.00%) 4/21/25 ●	603,000	608,779
Core & Main Tranche B 1st Lien 5.211% (LIBOR03M +
3.00%) 8/1/24 ●	2,596,917	2,609,902
CROWN Americas Tranche B 1st Lien 4.077% (LIBOR03M
+ 2.00%) 4/3/25 ●	2,690,000	2,701,769
CSC Holdings 1st Lien 4.322% (LIBOR03M + 2.25%)
7/17/25 ●	1,841,688	1,834,951
CSC Holdings Tranche B 1st Lien 4.572% (LIBOR03M +
2.50%) 1/25/26 ●	1,386,525	1,385,514
Dakota Holdings Tranche B 1st Lien 5.584% (LIBOR03M +
3.25%) 2/13/25 ●	620,445	621,276
DaVita Tranche B 1st Lien 4.827% (LIBOR03M + 2.75%)
6/24/21 ●	620,796	625,258
Delek US Holdings Tranche B 1st Lien 4.577% (LIBOR03M
+ 2.50%) 3/30/25 ●	1,561,088	1,565,966
DG Investment Intermediate Holdings 2 1st Lien 5.077%
(LIBOR03M + 3.00%) 2/1/25 ●	1,413,618	1,403,016
DG Investment Intermediate Holdings 2 Tranche DD 1st
Lien 5.077% (LIBOR03M + 3.00%) 2/1/25 ●	151,839	150,700
Digicel International Finance Tranche B 1st Lien 5.33%
(LIBOR03M + 3.25%) 5/10/24 ●	2,741,900	2,625,369
Energy Transfer Equity Tranche B 1st Lien 4.125%
(LIBOR03M + 2.00%) 2/2/24 ●	1,325,000	1,321,596
ESH Hospitality Tranche B 1st Lien 4.077% (LIBOR03M +
2.00%) 8/30/23 ●	2,286,822	2,287,717
ExamWorks Group Tranche B1 1st Lien 5.327%
(LIBOR03M + 3.25%) 7/27/23 ●	3,479,463	3,504,473
First Data 1st Lien
4.069% (LIBOR03M + 2.00%) 7/10/22 ●	1,113,682	1,114,885
4.069% (LIBOR03M + 2.00%) 4/26/24 ●	7,280,438	7,288,301
First Eagle Holdings Tranche B 1st Lien 5.334%
(LIBOR03M + 3.00%) 12/1/22 ●	1,398,072	1,406,373
Flex Acquisition 1st Lien 5.337% (LIBOR03M + 3.00%)
12/29/23 ●	2,128,063	2,126,732
Flying Fortress Holdings Tranche B 1st Lien 4.084%
(LIBOR03M + 1.75%) 10/30/22 ●	1,150,209	1,155,721
Frontier Communications Tranche A-DD 1st Lien 4.83%
(LIBOR03M + 2.75%) 3/31/21 ●	1,134,028	1,117,584

NQ-189 [7/18] 9/18 (596751)     37

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Loan Agreements (continued)
Frontier Communications Tranche B1 1st Lien 5.83%
(LIBOR03M + 3.75%) 6/15/24 ●	2,150,457	$2,124,921
Gardner Denver Tranche B1 1st Lien 4.827% (LIBOR03M
+ 2.75%) 7/30/24 ●	4,679,221	4,697,770
Gates Global Tranche B2 1st Lien 5.084% (LIBOR03M +
2.75%) 3/31/24 ●	2,902,564	2,913,086
Genoa Healthcare 1st Lien 5.327% (LIBOR03M + 3.25%)
10/28/23 ●	3,935,213	3,958,580
Gentiva Health Services 1st Lien 6.125% (LIBOR03M +
3.75%) 7/2/25 ●	4,280,905	4,310,229
GEO Group Tranche B 1st Lien 4.08% (LIBOR03M +
2.00%) 3/23/24 ●	812,942	811,079
GIP III Stetson I Tranche B 1st Lien 6.583% (LIBOR03M +
4.25%) 7/18/25 ●	1,700,000	1,710,098
Gopher Resource 1st Lien 5.344% (LIBOR03M + 3.25%)
3/6/25 ●	1,562,085	1,571,848
Gray Television Tranche B2 1st Lien 4.34% (LIBOR03M +
2.25%) 2/7/24 ●	2,027,963	2,031,976
Greeneden US Holdings II Tranche B3 1st Lien 5.577%
(LIBOR03M + 3.50%) 12/1/23 ●	3,708,807	3,732,451
Greenhill & Co. Tranche B 1st Lien 6.084% (LIBOR03M +
3.75%) 10/12/22 ●	1,534,267	1,547,692
GVC Holdings Tranche B2 1st Lien 4.577% (LIBOR03M +
2.50%) 3/16/24 ●	2,503,725	2,511,028
HCA Tranche B10 1st Lien 4.077% (LIBOR03M + 2.00%)
3/13/25 ●	6,244,350	6,287,992
Hearthside Group Holdings 1st Lien 5.064% (LIBOR03M +
3.00%) 5/25/25 ●	1,467,000	1,458,596
Heartland Dental 1st Lien 5.827% (LIBOR03M + 3.75%)
4/30/25 ●	1,889,391	1,877,976
Hilton Worldwide Finance Tranche B2 1st Lien 3.814%
(LIBOR03M + 1.75%) 10/25/23 ●	1,361,907	1,367,611
Hoya Midco Tranche B 1st Lien 5.594% (LIBOR03M +
3.50%) 6/30/24 ●	2,366,100	2,364,621
HUB International Tranche B 1st Lien 5.335% (LIBOR03M
+ 3.00%) 4/25/25 ●	3,500,000	3,501,607
HVSC Merger Sub 2nd Lien 10.347% (LIBOR03M +
8.25%) 10/26/25 ●	190,000	190,475
HVSC Merger Sub Tranche B 1st Lien 6.171% (LIBOR03M
+ 4.00%) 10/20/24 ●	2,397,950	2,421,181
Hyperion Insurance Group Tranche B 1st Lien 5.625%
(LIBOR03M + 3.50%) 12/20/24 ●	2,971,550	2,990,431
INEOS US Finance Tranche B 1st Lien 4.334% (LIBOR03M
+ 2.00%) 3/31/24 ●	3,323,300	3,322,147

38     NQ-189 [7/18] 9/18 (596751)

	Principal amount°	Value (US $)
Loan Agreements (continued)
IQVIA Tranche B3 1st Lien 4.084% (LIBOR03M + 1.75%)
6/11/25 ●	2,635,000	$2,628,413
Iron Mountain Tranche B 1st Lien 3.827% (LIBOR03M +
1.75%) 1/2/26 ●	6,304,200	6,241,158
JBS USA LUX Tranche B 1st Lien
4.512% (LIBOR03M + 2.18%) 10/30/22 ●	825,000	824,852
4.834% (LIBOR03M + 2.50%) 10/30/22 ●	3,670,016	3,671,000
Jeld-Wen Tranche B4 1st Lien 4.334% (LIBOR03M +
2.00%) 12/14/24 ●	1,427,875	1,430,909
Kronos 2nd Lien 10.593% (LIBOR03M + 8.25%) 11/1/24 ●	462,000	477,362
Kronos Tranche B 1st Lien 5.343% (LIBOR03M + 3.00%)
11/1/23 ●	1,955,337	1,963,688
Lucid Energy Group II Borrower 1st Lien 5.079%
(LIBOR03M + 3.00%) 2/18/25 ●	4,498,725	4,393,756
LUX HOLDCO III 1st Lien 5.077% (LIBOR03M + 3.00%)
3/28/25 ●	1,045,380	1,048,647
Marketo Tranche B 1st Lien 5.613% (LIBOR03M + 3.25%)
2/7/25 ●	523,000	519,568
MGM Growth Properties Operating Partnership Tranche B
1st Lien 4.077% (LIBOR03M + 2.00%) 3/25/25 ●	2,596,718	2,599,153
Microchip Technology 1st Lien 4.08% (LIBOR03M +
2.00%) 5/29/25 ●	4,210,000	4,227,893
MPH Acquisition Holdings Tranche B 1st Lien 5.084%
(LIBOR03M + 2.75%) 6/7/23 ●	5,631,154	5,637,805
NCI Building Systems Tranche B 1st Lien 4.077%
(LIBOR03M + 2.00%) 2/8/25 ●	2,673,300	2,675,388
NFP Tranche B 1st Lien 5.077% (LIBOR03M + 3.00%)
1/8/24 ●	2,810,732	2,808,683
Nielsen Finance Tranche B4 1st Lien 4.097% (LIBOR03M
+ 2.00%) 10/4/23 ●	2,596,851	2,589,141
OCI Partners 1st Lien 6.077% (LIBOR03M + 4.00%)
3/13/25 ●	783,038	792,825
ON Semiconductor Tranche B 1st Lien 3.827%
(LIBOR03M + 1.75%) 3/31/23 ●	2,445,167	2,450,940
Panda Hummel Tranche B1 1st Lien 8.077% (LIBOR03M +
6.00%) 10/27/22 ●	503,000	475,335
Panda Stonewall Tranche B1 1st Lien 7.834% (LIBOR03M
+ 5.50%) 11/13/21 =●	1,110,887	1,108,110
Penn National Gaming Tranche B 1st Lien 4.577%
(LIBOR03M + 2.50%) 1/19/24 ●	2,465,897	2,478,611
Phoenix Services Merger Sub Tranche B 1st Lien 5.85%
(LIBOR03M + 3.75%) 3/1/25 ●	1,566,075	1,579,778
Pisces Midco Tranche B 1st Lien 6.087% (LIBOR03M +
3.75%) 4/12/25 ●	1,772,000	1,777,261

NQ-189 [7/18] 9/18 (596751)     39

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Loan Agreements (continued)
Plastipak Holdings Tranche B 1st Lien 4.59% (LIBOR03M
+ 2.50%) 10/14/24 ●	2,601,892	$2,600,266
PQ Tranche B 1st Lien 4.577% (LIBOR03M + 2.50%)
2/8/25 ●	5,372,689	5,378,062
Prestige Brands Tranche B5 1st Lien 4.077% (LIBOR03M
+ 2.00%) 1/26/24 ●	2,264,790	2,271,396
Radiate Holdco Tranche B 1st Lien 5.077% (LIBOR03M +
3.00%) 2/1/24 ●	3,317,801	3,292,456
Republic of Angola 8.747% (LIBOR06M + 6.25%)
12/16/23 =●	6,088,107	5,705,165
Russell Investments US Institutional Holdco Tranche B 1st
Lien 5.327% (LIBOR03M + 3.25%) 6/1/23 ●	6,768,990	6,801,989
Sable International Finance Tranche B4 1st Lien 5.327%
(LIBOR03M + 3.25%) 1/31/26 ●	950,000	951,452
SBA Senior Finance II Tranche B 1st Lien 4.08%
(LIBOR03M + 2.00%) 4/11/25 ●	3,385,000	3,381,473
Scientific Games International Tranche B5 1st Lien 4.827%
(LIBOR03M + 2.75%) 8/14/24 ●	5,303,051	5,312,994
Sigma US Tranche B2 1st Lien 5.375% (LIBOR03M +
3.00%) 7/2/25 ●	3,505,000	3,507,191
Sinclair Television Group Tranche B 1st Lien 4.577%
(LIBOR03M + 2.50%) 1/31/25 ●	2,130,000	2,130,788
Sinclair Television Group Tranche B2 1st Lien 4.33%
(LIBOR03M + 2.25%) 1/3/24 ●	2,155,317	2,156,664
Solenis International 1st Lien 6.179% (LIBOR03M +
4.00%) 12/26/23 ●	1,650,000	1,660,313
Sonicwall US Holdings 1st Lien 5.826% (LIBOR03M +
3.50%) 5/16/25 ●	538,000	538,168
Sonicwall US Holdings 2nd Lien 9.826% (LIBOR03M +
7.50%) 5/18/26 ●	540,000	537,525
Sprint Communications Tranche B 1st Lien 4.625%
(LIBOR03M + 2.50%) 2/2/24 ●	5,424,037	5,431,495
SS&C European Holdings Tranche B4 1st Lien 4.577%
(LIBOR03M + 2.50%) 4/16/25 ●	1,583,927	1,591,578
SS&C Technologies Tranche B3 1st Lien 4.577%
(LIBOR03M + 2.50%) 4/16/25 ●	2,484,332	2,496,331
StandardAero Aviation Holdings 1st Lien 5.83%
(LIBOR03M + 3.75%) 7/7/22 ●	1,624,656	1,622,480
Staples 1st Lien 6.343% (LIBOR03M + 4.00%) 9/12/24 ●	1,065,555	1,058,063
Stars Group Holdings Tranche B 1st Lien 5.831%
(LIBOR03M + 3.50%) 7/10/25 ●	4,280,000	4,326,438
Summit Materials Tranche B 1st Lien 4.077% (LIBOR03M
+ 2.00%) 11/10/24 ●	2,552,175	2,552,813
Summit Midstream Partners Holdings Tranche B 1st Lien
8.077% (LIBOR03M + 6.00%) 5/21/22 ●	2,661,724	2,702,480

40     NQ-189 [7/18] 9/18 (596751)

	Principal amount°	Value (US $)
Loan Agreements (continued)
Surgery Center Holdings 1st Lien 5.33% (LIBOR03M +
3.25%) 8/31/24 ●	3,973,657	$3,979,450
Syneos Health Tranche B 1st Lien 4.077% (LIBOR03M +
2.00%) 8/1/24 ●	1,843,065	1,844,648
Telenet Financing USD Tranche AN 1st Lien 4.322%
(LIBOR03M + 2.25%) 8/15/26 ●	2,530,000	2,518,931
Tenneco Tranche B 1st Lien 5.08% (LIBOR03M + 2.75%)
6/18/25 ●	2,230,000	2,223,729
TerraForm Power Operating Tranche B 1st Lien 4.077%
(LIBOR03M + 2.00%) 11/8/22 ●	2,596,950	2,601,006
Titan Acquisition Tranche B 1st Lien 5.077% (LIBOR03M +
3.00%) 3/28/25 ●	2,052,855	2,024,343
TMS International Tranche B2 1st Lien 4.827% (LIBOR03M
+ 2.75%) 8/14/24 ●	1,017,246	1,017,246
TransDigm Tranche F 1st Lien 4.577% (LIBOR03M +
2.50%) 6/9/23 ●	2,997,876	3,002,133
Tribune Media Tranche B 1st Lien 5.077% (LIBOR03M +
3.00%) 12/27/20 ●	159,116	159,315
Tribune Media Tranche C 1st Lien 5.077% (LIBOR03M +
3.00%) 1/27/24 ●	1,983,178	1,986,897
Trident TPI Holdings 1st Lien 5.327% (LIBOR03M +
3.25%) 10/5/24 ●	1,456,341	1,454,066
Tronox Blocked Borrower Tranche B 1st Lien 5.077%
(LIBOR03M + 3.00%) 9/22/24 ●	376,017	378,485
Tronox Finance Tranche B 1st Lien 5.077% (LIBOR03M +
3.00%) 9/22/24 ●	867,733	873,427
Unitymedia Finance Tranche D 1st Lien 4.322%
(LIBOR03M + 2.25%) 1/15/26 ●	1,025,000	1,023,291
Unitymedia Finance Tranche E 1st Lien 4.072%
(LIBOR03M + 2.00%) 6/1/23 ●	4,415,000	4,408,298
Univision Communications Tranche C5 1st Lien 4.827%
(LIBOR03M + 2.75%) 3/15/24 ●	2,805,048	2,727,690
UPC Financing Partnership Tranche AR 1st Lien 4.572%
(LIBOR03M + 2.50%) 1/15/26 ●	1,000,000	996,484
USI Tranche B 1st Lien 5.334% (LIBOR03M + 3.00%)
5/16/24 ●	6,052,928	6,046,779
USIC Holdings 1st Lien 5.344% (LIBOR03M + 3.25%)
12/9/23 ●	4,212,910	4,204,126
Utz Quality Foods 1st Lien 5.564% (LIBOR03M + 3.50%)
11/21/24 ●	1,601,950	1,612,462
Virgin Media Bristol Tranche K 1st Lien 4.572%
(LIBOR03M + 2.50%) 1/15/26 ●	1,520,000	1,519,287
Vistra Operations Tranche B3 1st Lien 4.073% (LIBOR03M
+ 2.00%) 12/1/25 ●	3,000,000	2,998,332

NQ-189 [7/18] 9/18 (596751)     41

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Loan Agreements (continued)
Visual Comfort Group 2nd Lien 10.077% (LIBOR03M +
8.00%) 2/28/25 =●	262,429	$265,381
Western Digital Tranche B4 1st Lien 3.827% (LIBOR03M +
1.75%) 4/29/23 ●	955,223	956,516
Wyndham Hotels & Resorts Tranche B 1st Lien 3.842%
(LIBOR03M + 1.75%) 5/30/25 ●	2,010,000	2,016,999
XPO Logistics Tranche B 1st Lien 4.064% (LIBOR03M +
2.00%) 2/24/25 ●	3,670,000	3,682,764
Zayo Group Tranche B2 1st Lien 4.327% (LIBOR03M +
2.25%) 1/19/24 ●	2,744,616	2,757,848
Zekelman Industries 1st Lien 4.582% (LIBOR03M +
2.25%) 6/14/21 ●	3,668,183	3,675,519
Total Loan Agreements (cost $366,178,839)		367,108,513

Municipal Bonds – 0.19%
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior Turbo) Series A-2 5.875% 6/1/47	760,000	766,544
Commonwealth of Massachusetts
Series C 5.00% 10/1/25	280,000	330,268
Oregon State Taxable Pension
(Taxable Build America Bonds) 5.892% 6/1/27	150,000	173,437
South Carolina Public Service Authority
Series D 4.77% 12/1/45	790,000	826,530
State of California Various Purposes
(Build America Bonds) 7.55% 4/1/39	2,195,000	3,247,876
Texas Water Development Board
Series A 5.00% 10/15/45	670,000	760,370
(State Water Implementation Revenue) 5.00% 10/15/46	1,745,000	1,973,996
Total Municipal Bonds (cost $8,263,847)		8,079,021

Non-Agency Asset-Backed Securities – 1.95%
American Express Credit Account Master Trust
Series 2017-2 A 2.522% (LIBOR01M + 0.45%)
9/16/24 ●	205,000	206,472
Series 2017-5 A 2.452% (LIBOR01M + 0.38%)
2/18/25 ●	1,990,000	2,001,300
Series 2018-3 A 2.392% (LIBOR01M + 0.32%)
10/15/25 ●	2,720,000	2,719,997
Avis Budget Rental Car Funding AESOP
Series 2014-1A A 144A 2.46% 7/20/20 #	2,547,000	2,535,809
Barclays Dryrock Issuance Trust
Series 2017-1 A 2.402% (LIBOR01M + 0.33%, Floor
0.33%) 3/15/23 ●	980,000	980,477

42     NQ-189 [7/18] 9/18 (596751)

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
Citibank Credit Card Issuance Trust
Series 2017-A5 A5 2.701% (LIBOR01M + 0.62%, Floor
0.62%) 4/22/26 ●	1,465,000	$1,483,555
Series 2017-A6 A6 2.842% (LIBOR01M + 0.77%)
5/14/29 ●	1,750,000	1,762,402
Citicorp Residential Mortgage Trust
Series 2006-3 A5 5.344% 11/25/36 ●	5,800,000	5,966,015
Contimortgage Home Equity Loan Trust
Series 1996-4 A8 7.22% 1/15/28	2,867	2,693
Discover Card Execution Note Trust
Series 2017-A5 A5 2.672% (LIBOR01M + 0.60%)
12/15/26 ●	6,080,000	6,123,713
Series 2017-A7 A7 2.432% (LIBOR01M + 0.36%)
4/15/25 ●	2,730,000	2,737,670
Ford Credit Auto Owner Trust
Series 2018-1 A 144A 3.19% 7/15/31 #	5,805,000	5,681,468
Ford Credit Floorplan Master Owner Trust A
Series 2017-1 A2 2.492% (LIBOR01M + 0.42%)
5/15/22 ●	1,350,000	1,353,712
Golden Credit Card Trust
Series 2014-2A A 144A 2.522% (LIBOR01M + 0.45%)
3/15/21 #●	2,715,000	2,719,802
Hardee’s Funding
Series 2018-1A A2I 144A 4.25% 6/20/48 #	2,350,000	2,350,047
Hertz Vehicle Financing
Series 2018-2A A 144A 3.65% 6/27/22 #	1,300,000	1,298,341
HOA Funding
Series 2014-1A A2 144A 4.846% 8/20/44 #	7,511,000	7,358,076
Hyundai Auto Lease Securitization Trust
Series 2018-A A3 144A 2.81% 4/15/21 #	4,500,000	4,484,317
Mercedes-Benz Master Owner Trust
Series 2018-BA A 144A 2.412% (LIBOR01M + 0.34%)
5/15/23 #●	2,325,000	2,326,119
Navistar Financial Dealer Note Master Owner Trust II
Series 2016-1 A 144A 3.414% (LIBOR01M + 1.35%)
9/27/21 #●	2,490,000	2,493,920
New Residential Mortgage Loan Trust
Series 2018-RPL1 A1 144A 3.50% 12/25/57 #●	1,737,500	1,725,808
PFS Financing
Series 2018-A A 144A 2.474% (LIBOR01M + 0.40%)
2/15/22 #●	1,865,000	1,864,878
Popular ABS Mortgage Pass Through Trust
Series 2006-C A4 2.314% (LIBOR01M + 0.25%, Cap
14.00%, Floor 0.25%) 7/25/36 ◆●	3,191,502	3,164,246

NQ-189 [7/18] 9/18 (596751)     43

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
PSNH Funding 3
Series 2018-1 A3 3.814% 2/1/35	2,950,000	$2,948,030
Taco Bell Funding
Series 2016-1A A2II 144A 4.377% 5/25/46 #	2,807,250	2,838,663
Trafigura Securitisation Finance
Series 2017-1A A1 144A 2.922% (LIBOR01M + 0.85%)
12/15/20 #●	3,200,000	3,203,536
Verizon Owner Trust
Series 2016-2A A 144A 1.68% 5/20/21 #	3,190,000	3,157,904
Series 2018-1A A1B 144A 2.346% (LIBOR01M + 0.26%)
9/20/22 #●	100,000	99,951
Volvo Financial Equipment Master Owner Trust
Series 2017-A A 144A 2.572% (LIBOR01M + 0.50%)
11/15/22 #●	4,685,000	4,691,560
Wendy’s Funding
Series 2018-1A A2I 144A 3.573% 3/15/48 #	4,581,975	4,420,735
Total Non-Agency Asset-Backed Securities
(cost $84,066,298)		84,701,216

Non-Agency Collateralized Mortgage Obligations – 2.17%
Agate Bay Mortgage Trust
Series 2015-1 B1 144A 3.821% 1/25/45 #●	2,377,326	2,336,380
Series 2015-1 B2 144A 3.821% 1/25/45 #●	1,344,228	1,316,155
Banc of America Mortgage Trust
Series 2004-K 2A1 3.578% 12/25/34 ●	579,009	577,576
Bank of America Alternative Loan Trust
Series 2005-1 2A1 5.50% 2/25/20	57,151	54,452
Series 2005-6 7A1 5.50% 7/25/20	164,474	155,165
CHL Mortgage Pass Through Trust
Series 2004-HYB2 2A 4.116% 7/20/34 ◆●	61,907	57,563
Citicorp Mortgage Securities Trust
Series 2006-3 1A9 5.75% 6/25/36	318,405	318,854
Credit Suisse First Boston Mortgage Securities
Series 2005-5 6A3 5.00% 7/25/35	1,446,056	1,443,996
First Horizon Mortgage Pass Through Trust
Series 2004-7 1A3 5.50% 1/25/35 ◆	556,245	568,122
Flagstar Mortgage Trust
Series 2018-1 A5 144A 3.50% 3/25/48 #●	2,549,152	2,507,729
Galton Funding Mortgage Trust
Series 2018-1 A43 144A 3.50% 11/25/57 #●	1,953,107	1,939,508
GSR Mortgage Loan Trust
Series 2004-9 4A1 4.194% 8/25/34 ●	329,734	323,255
JPMorgan Mortgage Trust
Series 2005-A8 1A1 3.562% 11/25/35 ●	193,707	187,432

44     NQ-189 [7/18] 9/18 (596751)

	Principal amount°	Value (US $)
Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2006-S1 1A1 6.00% 4/25/36	2,034,044	$2,147,764
Series 2007-A1 7A4 4.065% 7/25/35 ●	40,198	36,388
Series 2014-2 B1 144A 3.419% 6/25/29 #●	1,695,545	1,663,794
Series 2014-2 B2 144A 3.419% 6/25/29 #●	631,727	616,035
Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #●	2,470,000	2,472,842
Series 2015-1 B2 144A 2.928% 12/25/44 #●	2,775,700	2,761,572
Series 2015-4 B1 144A 3.625% 6/25/45 #●	2,507,072	2,433,489
Series 2015-4 B2 144A 3.625% 6/25/45 #●	1,799,806	1,713,016
Series 2015-5 B2 144A 3.006% 5/25/45 #●	2,828,655	2,785,402
Series 2015-6 B1 144A 3.614% 10/25/45 #●	1,743,806	1,705,436
Series 2015-6 B2 144A 3.614% 10/25/45 #●	1,688,301	1,638,852
Series 2016-4 B1 144A 3.902% 10/25/46 #●	1,114,934	1,097,400
Series 2016-4 B2 144A 3.902% 10/25/46 #●	1,909,361	1,868,501
Series 2017-1 B2 144A 3.551% 1/25/47 #●	3,315,730	3,162,268
Series 2017-2 A3 144A 3.50% 5/25/47 #●	1,489,039	1,452,491
Series 2018-3 A5 144A 3.50% 9/25/48 #●	4,322,811	4,266,398
Series 2018-4 A15 144A 3.50% 10/25/48 #●	3,189,959	3,167,021
Series 2018-6 1A4 144A 3.50% 12/25/48 #●	2,052,553	2,033,335
Series 2018-7FRB A2 144A 2.841% (LIBOR01M +
0.75%) 4/25/46 #●	2,506,282	2,510,470
MASTR ARM Trust
Series 2004-10 2A2 3.692% 10/25/34 ●	36,523	34,282
Permanent Master Issuer
Series 2018-1A 1A1 144A 2.747% (LIBOR03M + 0.38%)
7/15/58 #●	2,000,000	1,997,378
Sequoia Mortgage Trust
Series 2013-4 B2 3.488% 4/25/43 ●	1,440,385	1,395,096
Series 2013-12 B3 144A 4.189% 12/25/43 #●	3,965,694	3,934,691
Series 2014-2 A4 144A 3.50% 7/25/44 #●	1,547,009	1,527,370
Series 2015-1 B2 144A 3.877% 1/25/45 #●	1,952,188	1,942,310
Series 2017-4 A1 144A 3.50% 7/25/47 #●	1,590,868	1,553,769
Series 2018-5 A4 144A 3.50% 5/25/48 #●	2,617,042	2,583,689
Silverstone Master Issuer
Series 2018-1A 1A 144A 2.725% (LIBOR03M + 0.39%)
1/21/70 #●	6,000,000	5,998,452
Structured Asset Securities Trust
Series 2005-1 4A1 5.00% 2/25/20	234,511	235,669
Thornburg Mortgage Securities Trust
Series 2007-4 1A1 3.661% 9/25/37 ●	960,264	968,617
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #●	2,169,099	2,135,925
Series 2015-6 A1B 144A 2.75% 4/25/55 #●	2,454,139	2,405,272
Series 2016-1 A1B 144A 2.75% 2/25/55 #●	1,484,043	1,461,422

NQ-189 [7/18] 9/18 (596751)     45

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Non-Agency Collateralized Mortgage Obligations (continued)
Towd Point Mortgage Trust
Series 2016-2 A1 144A 3.00% 8/25/55 #●	1,428,230	$1,402,919
Series 2016-3 A1 144A 2.25% 4/25/56 #●	1,880,451	1,834,236
Series 2017-1 A1 144A 2.75% 10/25/56 #●	1,457,096	1,427,367
Series 2017-2 A1 144A 2.75% 4/25/57 #●	760,782	745,647
Series 2017-4 M1 144A 3.25% 6/25/57 #●	2,705,000	2,536,665
Series 2018-1 A1 144A 3.00% 1/25/58 #●	1,196,926	1,174,380
Washington Mutual Mortgage Pass Through Certificates
Trust
Series 2005-1 5A2 6.00% 3/25/35 ◆	73,959	11,302
Wells Fargo Mortgage-Backed Securities Trust
Series 2005-3 A4 5.50% 5/25/35	1,960,793	2,023,421
Series 2006-2 3A1 5.75% 3/25/36	647,316	631,463
Series 2006-3 A11 5.50% 3/25/36	995,005	1,003,164
Series 2006-20 A1 5.50% 12/25/21	183,551	185,061
Series 2006-AR5 2A1 4.181% 4/25/36 ●	824,576	782,974
Series 2007-AR10 2A1 3.746% 1/25/38 ●	1,360,243	1,331,602
Total Non-Agency Collateralized Mortgage Obligations (cost $94,816,059)		94,582,804

Non-Agency Commercial Mortgage-Backed Securities – 5.76%
Banc of America Commercial Mortgage Trust
Series 2017-BNK3 B 3.879% 2/15/50 ●	30,000	29,250
Series 2017-BNK3 C 4.352% 2/15/50 ●	1,520,000	1,482,566
BANK
Series 2017-BNK4 XA 1.448% 5/15/50 ●	19,010,038	1,691,097
Series 2017-BNK5 A5 3.39% 6/15/60	6,515,000	6,325,503
Series 2017-BNK5 B 3.896% 6/15/60 ●	2,775,000	2,705,404
Series 2017-BNK7 A5 3.435% 9/15/60	3,180,000	3,095,485
Series 2017-BNK8 A4 3.488% 11/15/50	2,260,000	2,202,946
Caesars Palace Las Vegas Trust
Series 2017-VICI B 144A 3.835% 10/15/34 #	3,680,000	3,682,335
CCUBS Commercial Mortgage Trust
Series 2017-C1 A4 3.544% 11/15/50	1,600,000	1,559,004
CD Mortgage Trust
Series 2016-CD2 A3 3.248% 11/10/49	5,440,000	5,278,616
Series 2016-CD2 A4 3.526% 11/10/49 ●	3,000,000	2,959,330
Series 2017-CD6 B 3.911% 11/13/50 ●	1,925,000	1,889,818
CFCRE Commercial Mortgage Trust
Series 2011-C2 C 144A 5.755% 12/15/47 #●	1,745,000	1,838,781
Series 2016-C7 A3 3.839% 12/10/54	4,835,000	4,845,523
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47	3,550,000	3,558,080
Series 2016-P3 A4 3.329% 4/15/49	5,500,000	5,357,277

46     NQ-189 [7/18] 9/18 (596751)

	Principal amount°	Value (US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust
Series 2017-C4 A4 3.471% 10/12/50	2,710,000	$2,633,749
Series 2018-C5 A4 4.228% 6/10/51	3,750,000	3,860,508
COMM Mortgage Trust
Series 2013-CR6 AM 144A 3.147% 3/10/46 #	4,220,000	4,122,431
Series 2013-WWP A2 144A 3.424% 3/10/31 #	1,550,000	1,556,001
Series 2014-CR19 A5 3.796% 8/10/47	2,895,000	2,929,628
Series 2014-CR20 AM 3.938% 11/10/47	10,355,000	10,393,052
Series 2015-3BP A 144A 3.178% 2/10/35 #	10,890,000	10,578,041
Series 2015-CR23 A4 3.497% 5/10/48	5,510,000	5,468,353
Commercial Mortgage Pass Through Certificates
Series 2016-CR28 A4 3.762% 2/10/49 ◆	3,290,000	3,303,186
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.276% 5/10/49	8,835,000	8,601,674
Series 2016-C3 A5 2.89% 9/10/49	4,500,000	4,245,893
DB-UBS Mortgage Trust
Series 2011-LC1A C 144A 5.698% 11/10/46 #●	3,620,000	3,772,476
GRACE Mortgage Trust
Series 2014-GRCE A 144A 3.369% 6/10/28 #	7,820,000	7,836,592
Series 2014-GRCE B 144A 3.52% 6/10/28 #	3,000,000	2,985,611
GS Mortgage Securities
Series 2018-GS10 C 4.561% 7/10/51 ●	1,935,000	1,927,748
GS Mortgage Securities Trust
Series 2010-C1 C 144A 5.635% 8/10/43 #●	4,765,000	4,862,131
Series 2014-GC24 A5 3.931% 9/10/47	20,000	20,386
Series 2015-GC32 A4 3.764% 7/10/48	3,096,000	3,118,119
Series 2017-GS5 A4 3.674% 3/10/50	6,835,000	6,787,780
Series 2017-GS5 XA 0.822% 3/10/50 ●	57,638,874	3,351,533
Series 2017-GS6 A3 3.433% 5/10/50	3,380,000	3,290,825
Series 2018-GS9 A4 3.992% 3/10/51 ●	2,375,000	2,403,389
Series 2018-GS9 C 4.364% 3/10/51 ●	700,000	694,003
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.801% 8/15/48	4,980,000	5,018,539
Series 2015-C33 A4 3.77% 12/15/48	7,550,000	7,584,769
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.144% 6/15/49	9,780,000	9,422,779
Series 2017-C7 A5 3.409% 10/15/50	6,140,000	5,974,179
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11 E 5.539% 8/12/37 ●	1,775,000	1,832,873
Series 2013-LC11 B 3.499% 4/15/46	8,420,000	8,192,774
Series 2015-JP1 A5 3.914% 1/15/49	3,755,000	3,804,366
Series 2016-JP3 B 3.397% 8/15/49 ●	1,545,000	1,463,208
Series 2016-WIKI A 144A 2.798% 10/5/31 #	3,260,000	3,192,334

NQ-189 [7/18] 9/18 (596751)     47

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°		Value (US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-WIKI B 144A 3.201% 10/5/31 #		3,260,000	$3,197,285
LB-UBS Commercial Mortgage Trust
Series 2006-C6 AJ 5.452% 9/15/39 ●		4,107,805	2,880,590
Morgan Stanley BAML Trust
Series 2014-C17 A5 3.741% 8/15/47		3,256,000	3,269,560
Series 2015-C26 A5 3.531% 10/15/48		3,925,000	3,880,220
Series 2016-C29 A4 3.325% 5/15/49		2,500,000	2,432,673
Morgan Stanley Capital I Trust
Series 2006-HQ10 B 5.448% 11/12/41 ●		5,379,000	5,092,673
Series 2006-T21 B 144A 5.155% 10/12/52 #●		2,000,000	1,996,174
Series 2016-BNK2 B 3.485% 11/15/49		1,500,000	1,412,277
UBS Commercial Mortgage Trust
Series 2012-C1 A3 3.40% 5/10/45		3,827,281	3,826,091
Series 2018-C9 A4 4.117% 3/15/51 ●		4,100,000	4,174,593
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5 B 144A 3.649% 3/10/46 #●		670,000	659,966
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 B 4.142% 10/15/45		205,000	206,882
Series 2014-LC18 A5 3.405% 12/15/47		2,415,029	2,378,562
Series 2015-C30 XA 0.94% 9/15/58 ●		29,463,776	1,530,502
Series 2015-NXS3 A4 3.617% 9/15/57		2,270,000	2,257,592
Series 2016-BNK1 A3 2.652% 8/15/49		5,790,000	5,355,479
Series 2016-BNK1 B 2.967% 8/15/49		380,000	345,124
Series 2017-C38 A5 3.453% 7/15/50		4,140,000	4,032,022
WF-RBS Commercial Mortgage Trust
Series 2012-C10 A3 2.875% 12/15/45		8,414,577	8,231,610
Total Non-Agency Commercial Mortgage-Backed Securities (cost $264,542,210)			250,889,820

Regional Bonds – 0.35%Δ
Argentina – 0.10%
Provincia de Cordoba
144A 7.125% 8/1/27 #		3,165,000	2,599,288
144A 7.45% 9/1/24 #		1,810,000	1,617,706
			4,216,994
Australia – 0.14%
New South Wales Treasury 4.00% 5/20/26	AUD	2,363,900	1,904,742
Queensland Treasury
144A 2.75% 8/20/27 #	AUD	2,839,000	2,058,637
144A 3.25% 7/21/28 #	AUD	2,933,000	2,204,694
			6,168,073

48     NQ-189 [7/18] 9/18 (596751)

	Principal amount°		Value (US $)
Regional BondsΔ (continued)
Canada – 0.11%
Province of Ontario Canada
2.60% 6/2/27	CAD	1,092,000	$815,879
3.45% 6/2/45	CAD	2,594,000	2,094,642
Province of Quebec Canada 6.00% 10/1/29	CAD	1,985,000	1,952,208
			4,862,729
Total Regional Bonds (cost $16,918,603)			15,247,796

Sovereign Bonds – 3.26%Δ
Angola – 0.05%
Angolan Government International Bond 144A
9.375% 5/8/48 #		2,235,000	2,374,247
			2,374,247
Argentina – 0.37%
Argentine Bonos del Tesoro
16.00% 10/17/23	ARS	98,941,000	3,360,890
21.20% 9/19/18	ARS	145,255,000	5,600,384
Argentine Republic Government International Bond
5.625% 1/26/22		4,380,000	4,169,760
6.875% 1/11/48		3,730,000	2,939,277
			16,070,311
Azerbaijan – 0.04%
Republic of Azerbaijan International Bond 144A
3.50% 9/1/32 #		1,835,000	1,569,705
			1,569,705
Bermuda – 0.07%
Bermuda Government International Bond 144A
3.717% 1/25/27 #		3,200,000	3,043,648
			3,043,648
Brazil – 0.10%
Brazil Notas do Tesouro Nacional Series F 10.00% 1/1/23	BRL	16,576,000	4,397,498
			4,397,498
Canada – 0.02%
Canadian Government Bond 2.75% 12/1/48	CAD	1,202,000	1,000,797
			1,000,797
Colombia – 0.55%
Colombian TES 7.00% 6/30/32	COP	71,053,000,000	24,154,898
			24,154,898
Dominican Republic – 0.09%
Dominican Republic International Bond 144A
6.00% 7/19/28 #*		3,675,000	3,720,937
			3,720,937

NQ-189 [7/18] 9/18 (596751)     49

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°		Value (US $)
Sovereign BondsΔ (continued)
Egypt – 0.11%
Egypt Government International Bond
144A 5.577% 2/21/23 #		2,285,000	$2,271,713
144A 7.903% 2/21/48 #		2,600,000	2,589,631
			4,861,344
Indonesia – 0.03%
Indonesia Government International Bond 144A
5.125% 1/15/45 #		1,200,000	1,231,850
			1,231,850
Ivory Coast – 0.11%
Ivory Coast Government International Bond 144A
6.125% 6/15/33 #		5,150,000	4,744,092
			4,744,092
Jordan – 0.09%
Jordan Government International Bond 144A
5.75% 1/31/27 #		3,980,000	3,818,253
			3,818,253
Mexico – 0.15%
Mexican Bonos 6.50% 6/9/22	MXN	80,316,000	4,126,086
Mexico Government International Bond
4.15% 3/28/27		1,615,000	1,592,188
4.35% 1/15/47		1,155,000	1,033,147
			6,751,421
Mongolia – 0.09%
Mongolia Government International Bond 144A
5.625% 5/1/23 #		4,045,000	3,962,502
			3,962,502
Nigeria – 0.11%
Nigeria Government International Bond 144A
7.875% 2/16/32 #		4,600,000	4,764,703
			4,764,703
Peru – 0.16%
Peruvian Government International Bond 144A
6.85% 2/12/42 #	PEN	21,848,000	7,138,861
			7,138,861
Poland – 0.08%
Republic of Poland Government Bond
2.50% 1/25/23	PLN	2,712,000	746,956
3.25% 7/25/25	PLN	9,401,000	2,626,914
			3,373,870

50     NQ-189 [7/18] 9/18 (596751)

	Principal amount°		Value (US $)
Sovereign BondsΔ (continued)
Qatar – 0.09%
Qatar Government International Bond 144A
3.875% 4/23/23 #		3,790,000	$3,809,837
			3,809,837
Republic of Korea – 0.22%
Export-Import Bank of Korea 4.00% 6/7/27	AUD	1,660,000	1,236,522
Inflation Linked Korea Treasury Bond 1.125% 6/10/23	KRW	9,285,975,089	8,368,717
			9,605,239
Senegal – 0.10%
Senegal Government International Bond 144A
6.75% 3/13/48 #		4,585,000	4,171,891
			4,171,891
South Africa – 0.36%
Republic of South Africa Government Bond
8.75% 1/31/44	ZAR	167,277,000	11,832,452
Republic of South Africa Government International Bond
5.875% 6/22/30		3,700,000	3,748,366
			15,580,818
Turkey – 0.06%
Turkey Government Bond 8.00% 3/12/25	TRY	21,040,000	2,656,965
			2,656,965
Ukraine – 0.16%
Ukraine Government International Bond
144A 7.375% 9/25/32 #		2,970,000	2,703,573
144A 7.75% 9/1/26 #		4,500,000	4,364,370
			7,067,943
United Kingdom – 0.05%
United Kingdom Gilt 3.50% 1/22/45	GBP	1,169,100	2,084,773
			2,084,773
Total Sovereign Bonds (cost $153,820,036)			141,956,403

Supranational Banks – 1.48%
Asian Development Bank 3.50% 5/30/24	NZD	1,775,000	1,237,104
Banque Ouest Africaine de Developpement 144A
5.00% 7/27/27 #		4,640,000	4,508,201
European Bank for Reconstruction & Development
6.00% 5/4/20	INR	389,000,000	5,544,860
European Investment Bank 1.00% 9/21/26	GBP	649,000	812,890
Inter-American Development Bank
5.50% 8/23/21	INR	656,000,000	9,126,407
6.25% 6/15/21	IDR	171,050,000,000	11,341,244
7.875% 3/14/23	IDR	157,170,000,000	11,007,470

NQ-189 [7/18] 9/18 (596751)     51

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°		Value (US $)
Supranational Banks (continued)
International Bank for Reconstruction & Development
2.143% (LIBOR01M + 0.07%) 4/17/19 ●		1,269,000	$1,269,540
2.50% 11/25/24 *		2,469,000	2,392,779
3.00% 2/2/23	NZD	5,266,000	3,613,555
3.375% 1/25/22	NZD	1,980,000	1,382,592
4.625% 10/6/21	NZD	2,649,000	1,918,418
International Finance
2.375% 7/19/23	CAD	1,228,000	935,125
3.625% 5/20/20	NZD	1,035,000	722,333
3.75% 8/9/27	NZD	1,795,000	1,240,619
7.00% 7/20/27	MXN	145,950,000	7,369,642
Total Supranational Banks (cost $69,800,615)			64,422,779

US Treasury Obligations – 13.28%
US Treasury Bond
3.125% 5/15/48		12,980,000	13,095,857
US Treasury Notes
1.25% 6/30/19		88,825,000	87,879,502
2.625% 6/30/23 ∞		171,430,000	169,715,700
2.75% 7/31/23		43,545,000	43,351,939
2.875% 5/15/28		266,055,000	264,189,502
Total US Treasury Obligations (cost $581,161,730)			578,232,500

	Number of
	shares
Common Stock – 0.00%
Century Communications =†		7,875,000	0
Total Common Stock (cost $238,403)			0

Convertible Preferred Stock – 0.84%
A Schulman 6.00% exercise price $52.33 ψ		4,679	4,855,902
AMG Capital Trust II 5.15% exercise price $200.00,
maturity date 10/15/37		52,740	3,172,311
Assurant 6.50% exercise price $106.91, maturity date
3/15/21		26,609	3,113,253
Bank of America 7.25% exercise price $50.00 ψ		1,984	2,524,124
Becton Dickinson and Co. 6.125% exercise price $211.80,
maturity date 5/1/20		50,172	3,184,417
Crown Castle International 6.875% exercise price $115.20,
maturity date 8/1/20		1,827	1,949,446
DTE Energy 6.50% exercise price $116.31, maturity date
10/1/19		45,354	2,393,331

52     NQ-189 [7/18] 9/18 (596751)

	Number of
	shares	Value (US $)
Convertible Preferred Stock (continued)
El Paso Energy Capital Trust I 4.75% exercise price
$34.49, maturity date 3/31/28	68,515	$3,225,515
Kinder Morgan 9.75% exercise price $32.38, maturity date
10/26/18 *	110,462	3,705,006
QTS Realty Trust 6.50% exercise price $47.03 ψ	33,523	3,556,455
Wells Fargo & Co. 7.50% exercise price $156.71 ψ	1,605	2,036,745
Welltower 6.50% exercise price $57.16 ψ	44,875	2,665,126
Total Convertible Preferred Stock (cost $35,556,006)		36,381,631

Preferred Stock – 0.27%
Bank of America 6.50% *µψ	5,975,000	6,415,656
Morgan Stanley 5.55% *µψ	1,050,000	1,077,563
USB Realty 144A 3.486% (LIBOR03M + 1.147%) #ψ●	4,485,000	4,014,972
Total Preferred Stock (cost $11,128,000)		11,508,191

	Number of
	contracts
Options Purchased – 0.02%
Currency Put Options – 0.02%
USD vs CLP strike price CLP 630, expiration date 9/25/18,
notional amount CLP 15,374,520,000 (CITI)	24,404,000	261,065
USD vs INR strike price INR 67, expiration date 1/24/19,
notional amount INR 5,713,358,000 (HSBC)	85,274,000	233,119
USD vs JPY strike price JPY 108, expiration date 9/20/18,
notional amount JPY 4,428,000,000 (BAML)	41,000,000	128,610
USD vs TRY strike price TRY 4, expiration date 8/31/18,
notional amount TRY 110,941,120 (BNP)	27,735,280	6
Total Options Purchased (cost $640,601)		622,800

	Principal amount°
Short-Term Investments – 1.15%
Repurchase Agreements – 1.15%
Bank of America Merrill Lynch
1.84%, dated 7/31/18, to be repurchased on 8/1/18,
repurchase price $7,975,728 (collateralized by US
government obligations 2.25% 11/15/27;
market value $8,134,834)	7,975,321	7,975,321
Bank of Montreal
1.83%, dated 7/31/18, to be repurchased on 8/1/18,
repurchase price $15,951,452 (collateralized by US
government obligations 0.125%–2.875%
7/15/22–11/15/46; market value $16,269,661)	15,950,641	15,950,641

NQ-189 [7/18] 9/18 (596751)     53

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
1.87%, dated 7/31/18, to be repurchased on 8/1/18,
repurchase price $26,255,402 (collateralized by US
government obligations 0.00%–4.75%
12/31/22–8/15/46; market value $26,779,126)	26,254,038	$26,254,038
Total Short-Term Investments (cost $50,180,000)		50,180,000
Total Value of Securities Before Securities
Lending Collateral – 99.64%
(cost $4,418,744,306)		4,337,344,918

Security Lending Collateral – 1.86%
Certificates of Deposit – 0.08%≠
Australia & New Zealand Banking Group 1.93% 8/1/18	1,392,000	1,392,000
Royal Bank of Canada (Toronto) 1.91% 8/1/18	2,094,000	2,094,000
		3,486,000
Discounted Commercial Paper – 0.17%≠
BASF SE 2.03% 8/6/18 ≥	739,000	738,763
Chevron
2.00% 9/20/18 ≥	956,000	953,293
2.08% 9/11/18 ≥	555,000	553,721
Coca-Cola
2.00% 8/17/18 ≥	400,000	399,632
2.05% 8/2/18 ≥	903,000	902,903
Exxon Mobile 2.01% 8/16/18	985,000	984,172
Pfizer
1.96% 8/2/18 ≥	910,000	909,904
2.08% 9/14/18 ≥	1,014,000	1,011,459
Siemens Capital 2.02% 9/4/18 ≥	856,000	854,368
		7,308,215
Repurchase Agreements – 1.24%
Bank of Montreal
1.90%, dated 7/31/18, to be repurchased on 8/1/18,
repurchase price $18,907,983 (collateralized by US
government obligations 0.00%–2.625%
10/31/18–9/9/49; market value $19,285,151)	18,906,985	18,906,985
Bank of Nova Scotia
1.90%, dated 7/31/18, to be repurchased on 8/1/18,
repurchase price $18,907,983 (collateralized by US
government obligations 1.25%–1.75%
8/31/19–5/15/23; market value $19,286,157)	18,906,985	18,906,985

54     NQ-189 [7/18] 9/18 (596751)

	Principal amount°	Value (US $)
Security Lending Collateral (continued)
Repurchase Agreements (continued)
Credit Agricole
1.92%, dated 7/31/18, to be repurchased on 8/1/18,
repurchase price $16,183,382 (collateralized by US
government obligations 3.375% 11/15/19; market value
$16,506,206)	16,182,519	$16,182,519
		53,996,489
Short-Term Floating Rate Notes – 0.37%
American Honda Finance 2.39% (LIBOR03M + 0.07%)
9/20/18 ●	900,000	899,967
Australia & New Zealand Banking Group
2.26% (LIBOR01M + 0.16%) 9/7/18 ≥●	1,021,000	1,021,219
2.26% (LIBOR01M + 0.17%) 9/5/18 ≥●	1,238,000	1,238,269
Bank of Montreal (Chicago) 2.30% (LIBOR01M + 0.20%)
11/9/18 ●	912,000	912,208
Bank of Nova Scotia (Houston)
2.46% (LIBOR03M + 0.13%) 5/17/19 ●	877,000	877,066
2.51% (LIBOR03M + 0.18%) 2/21/19 ●	700,000	700,804
2.51% (LIBOR03M + 0.21%) 2/28/19 ●	269,000	269,200
2.51% (LIBOR03M + 0.20%) 3/6/19 ●	342,000	341,878
Canadian Imperial Bank (New York) 2.55% (LIBOR03M +
0.22%) 1/28/19 ●	798,000	798,628
Commonwealth Bank of Australia
2.26% (LIBOR01M + 0.19%) 9/13/18 ≥●	1,037,000	1,037,272
2.30% (LIBOR01M + 0.20%) 11/9/18 ≥●	369,000	369,081
2.53% (LIBOR03M + 0.20%) 3/18/19 ●	571,000	571,970
National Australia Bank
2.43% (LIBOR03M + 0.10%) 5/21/19 ≥●	257,000	256,979
2.46% (LIBOR03M + 0.10%) 5/10/19 ≥●	900,000	899,930
Royal Bank of Canada (New York)
2.51% (LIBOR01M + 0.25%) 11/6/18 ●	579,000	579,216
2.51% (LIBOR03M + 0.17%) 4/18/19 ●	980,000	980,343
Toronto-Dominion Bank (New York) 2.29% (LIBOR01M +
0.20%) 8/10/18 ●	741,000	741,065
Wells Fargo Bank
2.28% (LIBOR01M + 0.21%) 11/13/18 ●	752,000	752,192
2.32% (LIBOR01M + 0.22%) 10/5/18 ●	369,000	369,130
2.42% (LIBOR01M + 0.33%) 5/31/19 ●	500,000	500,340
2.47% (LIBOR01M + 0.40%) 10/15/18 ●	667,000	667,480

NQ-189 [7/18] 9/18 (596751)     55

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Security Lending Collateral (continued)
Short-Term Floating Rate Notes (continued)
Westpac Banking (New York)
2.25% (LIBOR01M + 0.16%) 8/10/18 ●	530,000	$530,041
2.42% (LIBOR03M + 0.10%) 5/29/19 ●	1,061,000	1,060,909
		16,375,187
Total Securities Lending Collateral (cost $81,160,611)		81,165,891

Total Value of Securities – 101.50%
(cost $4,499,904,917)		4,418,510,809	■
Obligation to Return Securities Lending Collateral – (1.86%)		(81,081,465)
Receivables and Other Assets Net of Liabilities – 0.36%★		15,767,948
Net Assets Applicable to 520,053,831 Shares Outstanding – 100.00%		$4,353,197,292

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2018, the aggregate value of Rule 144A securities was $1,169,447,099, which represents 26.86% of the Fund’s net assets.
*	Fully or partially on loan.
◆	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
★	Of this amount, $31,367 represents cash collateral posted for centrally cleared swap contracts, $3,070,000 represents cash collateral posted for certain open derivatives and $739,000 represents cash collateral due to brokers as of July 31, 2018.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
≥	Commercial paper exempt from registration under Section 4(a)(2) and/or Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At July 31, 2018, the aggregate value of these securities was $11,146,793, which represented 0.26% of the Fund’s net assets.
■	Includes $81,075,117 of securities loaned.
°	Principal amount shown is stated in US Dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2018. Rate will reset at a future date.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.

56     NQ-189 [7/18] 9/18 (596751)

ψ	No contractual maturity date.
Ω	Principal only security. A principal only security is the principal only portion of a fixed income security which is separated and sold individually from the interest portion of the security.
†	Non-income producing security.
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at July 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.
ϕ	Step coupon bond. Stated rate in effect at July 31, 2018 through maturity date.
∞	Fully or partially pledged as collateral for futures contracts.
^	Zero coupon security. The rate shown is the effective yield at the time of purchase.

Unfunded Commitments

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitments were outstanding at July 31, 2018:

				Unrealized
				Appreciation
Borrower	Principal Amount	Cost	Value	(Depreciation)
Heartland Dental
Tranche DD 1st
Lien 3.952%
(LIBOR03M +
1.875%) 4/30/25	$440,609	$440,609	$437,947	$(2,662)

NQ-189 [7/18] 9/18 (596751)     57

Schedule of investments
Delaware Diversified Income Fund

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at July 31, 2018:

Foreign Currency Exchange Contracts

	Contracts to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
BAML	AUD	3,388,215	USD	(2,511,342)	8/10/18	$6,108	$—
BAML	CAD	(9,564,403)	USD	7,200,379	8/10/18	—	(153,329)
BAML	EUR	1,959,042	USD	(2,299,680)	8/10/18	—	(7,160)
BAML	JPY	(1,976,423,532)	USD	18,100,607	8/10/18	412,967	—
BAML	NZD	(10,853,705)	USD	7,477,660	8/10/18	79,723	—
BNP	AUD	(6,955,237)	USD	5,147,119	8/10/18	—	(20,634)
BNP	JPY	(209,798,606)	USD	1,921,813	8/10/18	44,259	—
BNP	MXN	16,553,022	USD	(816,953)	8/10/18	69,684	—
BNP	NOK	(23,975,167)	USD	2,957,650	8/10/18	17,057	—
GS	BRL	13,711,047	USD	(3,677,363)	8/10/18	—	(28,605)
HSBC	EUR	(4,542,282)	USD	5,331,594	8/10/18	16,101	—
HSBC	GBP	(9,164,169)	USD	12,185,595	8/10/18	152,127	—
JPMC	KRW	(9,424,747,250)	USD	8,451,399	8/10/18	12,943	—
JPMC	PLN	(9,818,851)	USD	2,644,523	8/10/18	—	(42,509)
TD	COP	(23,011,024,040)	USD	7,827,012	8/10/18	—	(130,533)
TD	JPY	2,927,279,919	USD	(26,814,401)	8/10/18	—	(617,245)
Total Foreign Currency Exchange Contracts						$810,969	$(1,000,015)

Futures Contracts

						Variation
						Margin
			Notional		Value/	Due from
		Notional	Cost	Expiration	Unrealized	(Due to)
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Depreciation	Brokers
1,488	US Treasury 10 yr Notes	$177,699,750	$179,081,349	9/20/18	$(1,381,599)	$69,758
	US Treasury Long
(65)	Bonds	(9,292,969)	(9,270,441)	9/20/18	(22,528)	(22,344)
	US Treasury Long
1,239	Bonds	177,138,282	180,181,216	9/20/18	(3,042,934)	425,906
Total Futures Contracts			$349,992,124		$(4,447,061)	$473,320

58     NQ-189 [7/18] 9/18 (596751)

Swap Contracts

CDS Contracts1

Counterparty/ Reference Obligation/ Termination Date/ Payment	Notional	Annual Protection		Upfront Payments Paid	Unrealized	Unrealized	Variation Margin Due from (Due to)
Frequency	Amount[2]	Payments	Value	(Received)	Appreciation[3]	Depreciation[3]	Brokers
Centrally
Cleared/
Protection
Purchased:
CDX.EM.29[4]
6/20/23-
Quarterly	40,925,000	1.00%	$1,209,198	$1,690,510	$—	$(481,312)	$40,525
ITRX.EUR[5]
6/20/23-
Quarterly	11,085,000	1.00%	345,690	487,859	—	(142,169)	(25,220)
			1,554,888	2,178,369	—	(623,481)	15,305
Over-The-
Counter/
Protection
Sold/
Moody’s
Ratings:
MSC-CMBX.NA.BBB-.6[6]
5/11/63-
Monthly	24,970,000	3.00%	(2,751,193)	(2,927,168)	175,974	—	—
			(2,751,193)	(2,927,168)	175,974	—	—
Total CDS
Contracts			$(1,196,305)	$(748,799)	$175,974	$(623,481)	$15,305

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts and foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

NQ-189 [7/18] 9/18 (596751)     59

Schedule of investments
Delaware Diversified Income Fund

2Notional amount shown is stated in US Dollars unless noted that the swap is denominated in another currency.

3Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(71,397).

4Markit’s CDX.EM Index is composed of 15 sovereign issuers from the following countries: Argentina, Brazil, Chile, China, Colombia, Indonesia, Malaysia, Mexico, Panama, Peru, Philippines, Russia, South Africa, Turkey, and Venezuela, which have S&P credit quality ratings of CCC and above.

5The ITRX.EUR indices trade 3-, 5-, 7- and 10-year maturities, and a new fund is determined on the basis of liquidity every six months. The benchmark iTraxx Europe Indices comprises 125 equally-weighted European names.

6Markit’s CMBX.NA Index is a synthetic tradable index referencing a basket of 25 commercial mortgage-backed securities in North America. Credit-quality ratings are measured on a scale that ranges from AAA (highest) to BB (lowest). US Agency and US Agency mortgage-backed securities appear under US Government.

Summary of abbreviations:
ABS – Asset-Backed Security
ARM – Adjustable Rate Mortgage
ARS – Argentine Peso
AUD – Australian Dollar
BADLARPP – Argentina Term Deposit Rate
BAML – Bank of America Merrill Lynch
BB – Barclays Bank
BBSW3M – Bank Bill Swap 3 Months
BNP – BNP Paribas
BRL – Brazilian Real
CAD – Canadian Dollar
CDO – Collateralized Debt Obligation
CDS – Credit Default Swap
CDX.EM – Credit Default Swap Index Emerging Markets
CITI – Citigroup Global Markets
CLO – Collateralized Loan Obligation
CLP – Chilean Peso
CMBX.NA – Commercial Mortgaged-Backed Securities Index North America
COP – Colombian Peso
DB – Deutsche Bank
EUR – European Monetary Unit
FREMF – Freddie Mac Multifamily
GBP – British Pound Sterling
GE – General Electric
GNMA – Government National Mortgage Association
GS – Goldman Sachs
HSBC – Hong Kong Shanghai Bank

60     NQ-189 [7/18] 9/18 (596751)

Summary of abbreviations (continued):
ICE – Intercontinental Exchange
IDR – Indonesian Rupiah
INR – Indian Rupee
ITRX.EUR – European iTraxx Indices
JPM – JPMorgan
JPMC – JPMorgan Chase
JPY – Japanese Yen
KRW – South Korean Won
LB – Lehman Brothers
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LIBOR12M – ICE LIBOR USD 12 Month
MASTR – Mortgage Asset Securitization Transactions, Inc.
MSC – Morgan Stanley Capital
MXN – Mexican Peso
NOK – Norwegian Krone
NZD – New Zealand Dollar
PEN – Peruvian Nuevo Sol
PLN – Polish Zloty
RBS – Royal Bank of Scotland
REMIC – Real Estate Mortgage Investment Conduit
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
TBA – To be announced
TD – Toronto Dominion Bank
TRY – Turkish Lira
USD – US Dollar
WF – Wells Fargo
yr – Year
ZAR – South African Rand

See accompanying notes.

NQ-189 [7/18] 9/18 (596751)     61

Notes
Delaware Diversified Income Fund	July 31, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Adviser Funds (Trust) – Delaware Diversified Income Fund (Fund). The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, “Financial Services - Investment Companies.” This report covers the period of time since the Fund’s last fiscal year end, Oct. 31, 2017.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment company securities are valued at net asset value per share, as reported by the underlying investment company. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

62     NQ-189 [7/18] 9/18 (596751)

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-189 [7/18] 9/18 (596751)     63

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of July 31, 2018:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Agency, Asset- & Mortgage-Backed Securities[1]	$—	$1,294,946,255	$—	$1,294,946,255
Corporate Debt	—	1,768,659,029	—	1,768,659,029
Municipal Bonds	—	8,079,021	—	8,079,021
Foreign Debt	—	221,626,978	—	221,626,978
Loan Agreements[1]	—	359,193,073	7,915,440	367,108,513
US Treasury Obligation	—	578,232,500	—	578,232,500
Common Stock	—	—	—	—
Convertible Preferred Stock[1]	28,353,418	8,028,213	—	36,381,631
Preferred Stock	—	11,508,191	—	11,508,191
Options Purchased	—	622,800	—	622,800
Short-Term Investments	—	50,180,000	—	50,180,000
Securities Lending Collateral	—	81,165,891	—	81,165,891
Total Value of Securities	$28,353,418	$4,382,241,951	$7,915,440	$4,418,510,809

Derivatives:[2]
Assets:
Foreign Currency Exchange Contracts	$—	$810,969	$—	$810,969
Swap Contracts	—	175,974	—	175,974
Liabilities:
Foreign Currency Exchange Contracts	—	(1,000,015)	—	(1,000,015)
Futures Contracts	(4,447,061)	—	—	(4,447,061)
Swap Contracts	—	(623,481)	—	(623,481)

64     NQ-189 [7/18] 9/18 (596751)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable input or matrix-price investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Loan Agreements	—	97.84%	2.16%	100.00%
Convertible Preferred Stock	77.93%	22.07%	—	100.00%

2Foreign Currency Exchange Contracts, Futures Contracts and Swap Contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

The security that has been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

During the period ended July 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Fund’s net assets at the end of the period.

3. Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (ASU) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2018, that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-189 [7/18] 9/18 (596751)     65

Schedule of investments
Delaware U.S. Growth Fund	July 31, 2018 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 99.47%✧
Consumer Discretionary – 12.92%
Dollar General	947,676	$93,014,399
Hasbro	910,600	90,704,866
Liberty Global Class A †	724,173	20,443,404
Liberty Global Class C †	3,164,288	85,878,776
TripAdvisor †	1,599,209	92,738,130
		382,779,575
Financials – 12.73%
Charles Schwab	1,695,500	86,572,230
CME Group	411,672	65,505,249
Intercontinental Exchange	1,376,767	101,756,849
KKR & Co. Class A	4,503,447	123,304,379
		377,138,707
Healthcare – 16.96%
Biogen †	421,821	141,044,288
DENTSPLY SIRONA	1,263,854	60,804,016
Illumina †	232,956	75,561,608
IQVIA Holdings †	1,101,868	134,361,784
UnitedHealth Group	357,900	90,627,438
		502,399,134
Industrials – 3.83%
FedEx	462,026	113,598,333
		113,598,333
Real Estate – 4.35%
Crown Castle International	752,518	83,401,570
Equinix	103,829	45,610,003
		129,011,573
Technology – 48.68%
Alibaba Group Holding ADR †	289,763	54,252,326
Alphabet Class A †	94,056	115,427,404
Alphabet Class C †	49,293	60,002,397
Applied Materials	1,605,765	78,088,352
Arista Networks †	232,952	59,572,815
Autodesk †	621,229	79,790,653
eBay †	2,209,063	73,893,157
Electronic Arts †	716,070	92,194,013
Mastercard Class A	854,981	169,286,238
Microsoft	2,197,620	233,123,530
PayPal Holdings †	1,711,686	140,597,888

NQ-101 [7/18] 9/18 (596657)     1

Schedule of investments
Delaware U.S. Growth Fund

	Number of shares	Value (US $)
Common Stock✧ (continued)
Technology (continued)
Take-Two Interactive Software †	881,396	$99,615,376
Visa Class A	1,363,806	186,486,832
		1,442,330,981
Total Common Stock (cost $2,227,070,496)		2,947,258,303

	Principal amount°
Short-Term Investments – 0.55%
Repurchase Agreements – 0.55%
Bank of America Merrill Lynch
1.84%, dated 7/31/18, to be repurchased on 8/1/18,
repurchase price $2,585,357 (collateralized by US
government obligations 2.25% 11/15/27;
market value $2,636,931)	2,585,225	2,585,225
Bank of Montreal
1.83%, dated 7/31/18, to be repurchased on 8/1/18,
repurchase price $5,170,712 (collateralized by US
government obligations 0.125%–2.875%
7/15/22–11/15/46; market value $5,273,860)	5,170,449	5,170,449
BNP Paribas
1.87%, dated 7/31/18, to be repurchased on 8/1/18,
repurchase price $8,510,769 (collateralized by US
government obligations 0.00%–4.75%
12/31/22–8/15/46; market value $8,680,535)	8,510,326	8,510,326
Total Short-Term Investments (cost $16,266,000)		16,266,000
Total Value of Securities – 100.02%
(cost $2,243,336,496)		2,963,524,303

Liabilities Net of Receivables and Other Assets – (0.02%)		(573,014)
Net Assets Applicable to 106,512,199 Shares Outstanding – 100.00%		$2,962,951,289

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
°	Principal amount shown is stated in US Dollars unless noted that the security is denominated in another currency.
†	Non-income producing security.

ADR – American Depositary Receipt

See accompanying notes.

2     NQ-101 [7/18] 9/18 (596657)

Notes
Delaware U.S. Growth Fund	July 31, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Adviser Funds (Trust) – Delaware U.S. Growth Fund (Fund). The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies. This report covers the period of time since the Fund’s last fiscal year ended, Oct. 31, 2017.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

NQ-101 [7/18] 9/18 (596657)     3

(Unaudited)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of July 31, 2018:

Assets:	Level 1	Level 2	Total
Common Stock	$2,947,258,303	$—	$2,947,258,303
Short-Term Investments	—	16,266,000	16,266,000
Total Value of Securities	$2,947,258,303	$16,266,000	$2,963,524,303

During the period ended July 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended July 31, 2018, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2018 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

4     NQ-101 [7/18] 9/18 (596657)

Schedule of investments
Delaware Global Real Estate Opportunities Fund	July 31, 2018 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 99.96%Δ
Australia – 2.86%
Dexus	88,757	$665,885
Goodman Group	87,181	624,995
GPT Group-In Specie =†	1,377,200	0
		1,290,880
Canada – 2.47%
Killam Apartment Real Estate Investment Trust	66,900	784,790
RioCan Real Estate Investment Trust	17,200	328,173
		1,112,963
China/Hong Kong – 6.84%
CK Asset Holdings	88,500	677,776
Hongkong Land Holdings	84,309	613,944
Link REIT	114,500	1,136,080
Wharf Real Estate Investment	90,000	655,622
		3,083,422
France – 1.05%
Gecina	2,189	372,882
Unibail-Rodamco-Westfield	454	100,789
		473,671
Germany – 5.50%
alstria office REIT	16,582	257,457
Aroundtown	72,575	605,438
Deutsche Wohnen	33,177	1,615,234
		2,478,129
Ireland – 1.19%
Green REIT	305,486	537,973
		537,973
Japan – 11.29%
Daiwa Office Investment	123	749,096
Japan Prime Realty Investment	32	115,291
Japan Rental Housing Investments	787	640,648
Kenedix Office Investment	100	606,534
Mitsui Fudosan	52,600	1,257,756
Sumitomo Realty & Development	29,000	1,062,543
Tokyo Tatemono	10,600	142,721
United Urban Investment	330	513,123
		5,087,712
Singapore – 1.58%
CapitaLand	89,000	211,424
Mapletree Commercial Trust	421,001	501,386
		712,810

NQ-223 [7/18] 9/18 (596727)     1

Schedule of investments
Delaware Global Real Estate Opportunities Fund (Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
Spain – 1.65%
Inmobiliaria Colonial Socimi	40,990	$441,184
Merlin Properties Socimi	20,308	299,981
		741,165
Sweden – 0.55%
Fabege	17,325	245,379
		245,379
United Kingdom – 5.59%
Assura	536,451	398,064
Grainger	246,330	989,404
Great Portland Estates	51,934	487,072
Tritax EuroBox 144A #†	283,115	388,301
UNITE Group	22,452	257,734
		2,520,575
United States – 59.39%
American Tower	2,860	423,966
Apartment Investment & Management Class A	14,656	625,078
AvalonBay Communities	4,831	854,362
Boston Properties	2,670	335,165
Brixmor Property Group	26,813	474,322
Brookdale Senior Living †	231,768	2,222,655
Camden Property Trust	7,686	711,647
Columbia Property Trust	31,674	734,203
CubeSmart	11,956	362,984
DDR	29,375	402,438
Digital Realty Trust	3,049	370,210
Duke Realty	23,669	689,241
Equinix	1,626	714,269
Equity LifeStyle Properties	4,273	388,800
Equity Residential	16,669	1,090,653
Essex Property Trust	1,434	344,805
Extra Space Storage	4,560	428,503
HCP	23,245	602,046
Host Hotels & Resorts	38,155	798,966
Invitation Homes	30,131	696,327
Kilroy Realty	3,688	269,040
Liberty Property Trust	9,550	409,313
MGM Growth Properties Class A	16,055	486,467
National Retail Properties	12,673	565,343
Omega Healthcare Investors	13,068	387,989
Park Hotels & Resorts	20,536	642,366
Prologis	17,401	1,141,854

2     NQ-223 [7/18] 9/18 (596727)

(Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
United States (continued)
Public Storage	2,174	$473,562
Regency Centers	6,521	414,931
Retail Properties of America Class A	14,126	177,281
Rexford Industrial Realty	16,598	508,563
RLJ Lodging Trust	18,687	422,139
Sabra Health Care REIT	22,875	494,329
SBA Communications †	1,529	241,964
Simon Property Group	9,436	1,662,718
SL Green Realty	6,243	643,716
STORE Capital	34,287	941,178
Sun Communities	4,630	448,925
Sunstone Hotel Investors	28,788	468,381
UDR	13,754	529,254
Vornado Realty Trust	11,619	835,638
Weingarten Realty Investors	9,937	300,296
Welltower	16,452	1,029,895
		26,765,782
Total Common Stock (cost $43,426,107)		45,050,461

Total Value of Securities – 99.96%
(cost $43,426,107)		45,050,461
Receivables and Other Assets Net of Liabilities – 0.04%		16,408
Net Assets Applicable to 5,942,468 Shares Outstanding – 100.00%		$45,066,869

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2018, the aggregate value of Rule 144A securities was $388,301, which represents 0.86% of the Fund’s net assets.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
Δ	Securities have been classified by country of origin.
†	Non-income producing security.

NQ-223 [7/18] 9/18 (596727)      3

Schedule of investments
Delaware Global Real Estate Opportunities Fund (Unaudited)

The following foreign currency exchange contracts were outstanding at July 31, 2018:

Foreign Currency Exchange Contracts

	Contracts to				Settlement	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation
BNYM	GBP	(20,809)	USD	27,319	8/1/18	$5

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
BNYM – BNY Mellon
GBP – British Pound Sterling
REIT – Real Estate Investment Trust
USD – US Dollar

See accompanying notes.

4     NQ-223 [7/18] 9/18 (596727)

Notes
Delaware Global Real Estate Opportunities Fund	July 31, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Adviser Funds (Trust) – Delaware Global Real Estate Opportunities Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end, Oct. 31, 2017.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized on the next page.

NQ-223 [7/18] 9/18 (596727)     5

(Unaudited)

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of July 31, 2018:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stock
Australia	$—	$1,290,880	$—	$1,290,880
Canada	1,112,963	—	—	1,112,963
China/Hong Kong	—	3,083,422	—	3,083,422
France	473,671	—	—	473,671
Germany	—	2,478,129	—	2,478,129
Ireland	537,973	—	—	537,973
Japan	—	5,087,712	—	5,087,712
Singapore	—	712,810	—	712,810
Spain	—	741,165	—	741,165
Sweden	—	245,379	—	245,379
United Kingdom	388,301	2,132,274	—	2,520,575
United States	26,765,782	—	—	26,765,782
Total Value of Securities	$29,278,690	$15,771,771	$—	$45,050,461

Derivatives:*
Assets:
Foreign Currency Exchange Contracts	$—	$5	$—	$5

* Foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

6     NQ-223 [7/18] 9/18 (596727)

(Unaudited)

As a result of utilizing international fair value pricing at July 31, 2018, a portion of the Fund’s common stock investments were categorized as Level 2.

During the period ended July 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2018 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-223 [7/18] 9/18 (596727)     7

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: